Nuveen Exchange- Traded Funds

Providing tax-free income
to help you live your dreams

ARIZONA PREMIUM INCOME (NAZ)
MICHIGAN QUALITY INCOME (NUM)
MICHIGAN PREMIUM INCOME (NMP)
OHIO QUALITY INCOME (NUO)
TEXAS QUALITY INCOME (NTX)


SEMIANNUAL REPORT/JANUARY 31, 1997

Photographic image of couple walking on beach.

         CONTENTS

  3  Dear shareholder
  5  Answering your questions
  9  Fund performance
 12  Commonly used terms
 14  Shareholder meeting report
 18  Portfolio of investments
 51  Statement of net assets
 53  Statement of operations
 55  Statement of changes in net assets
 58  Notes to financial statements
 68  Financial highlights

Photographic image of headshot of Chairman and Chief Executive Officer of Nuveen.

"These funds continue to achieve their goal of delivering attractive tax-free income."

Dear shareholder

I am pleased to have this opportunity to report to you on the performance of your funds, which continue to achieve their goal of delivering attractive tax-free income from portfolios of investment-grade quality municipal bonds. Because the proceeds from these bonds are used to maintain and improve the infrastructures of the states where you live, your investment has several advantages: As you support the publicly funded projects that enhance your communities, you benefit from the credit strength of these communities and also receive income that is exempt from federal and--in most cases--state income taxes.

  As of January 31, 1997, investors in the Arizona, Michigan, Ohio, and Texas funds were receiving annual tax-free yields that ranged from 5.73% to 6.24%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 8.95% on taxable alternatives; the addition of state taxes to this equation further enhances the yield advantage provided by tax-free bonds to shareholders in Arizona, Michigan, and Ohio. These funds generated total returns, including reinvested income and changes in net asset values, of 2.28% to 3.70%, equivalent to taxable total returns of 5.85% to 7.16%. This reflects the 1996 bond market, which experienced a mid-year decline followed by a post-election rally that ended the year slightly lower than when it began. Municipals performed better than Treasuries in this regard.

  Several aspects of our conservative approach to management help position these funds to perform well in changing market environments. First, we enhance income through the prudent use of leverage, issuing short-term preferred shares to investors seeking short-term liquidity and investing the proceeds to buy additional long-term bonds. Shareholders of common stock earn extra income from the difference between the rates earned on the fund's long-term bond portfolio and the short-term rates paid on preferred shares. In addition, our conservative dividend policy promotes stability by setting dividends at levels that are expected to remain consistent for at least six months. In this way, Nuveen works to smooth out fluctuations in short-term rates, enabling investors to depend on their tax-free income.

  Nuveen continues to help investors keep more of what they have earned. In November we launched the Nuveen Growth and Income Stock Fund, offering prudent investors superior equity market performance potential with less risk than the overall stock market. This month we introduced two new balanced mutual funds, each designed to give investors the combination of performance potential and income protection that comes from a carefully assembled balance of stocks and bonds. Ask your financial adviser for more information about these equity-based mutual funds, or call us at (800) 621-7227 for a prospectus. Please read it carefully before you invest.

  In an additional move to increase the range of investment solutions available to our investors, Nuveen has acquired Flagship Resources Inc., a highly regarded, fixed-income mutual fund specialist that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. We recently completed the integration of our tax-exempt mutual fund activities, which now enables us to offer the broadest selection of municipal bond funds available in the U.S.

  Thank you for your continued confidence in Nuveen and our family of investments.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
March 17, 1997

Answering your questions

Tom Spalding, head of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.

How would you summarize 1996's bond market? What is the current outlook?

In 1996, the bond market--despite some fluctuations--was relatively stable compared with recent years. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, last year's bond market finished mostly unchanged. A late second-half rebound reclaim ed much of the territory lost in a mid-year decline.

  Throughout 1996, the municipal bond market continued to reward investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality.

  A look at the current economy shows a positive tone, reflecting a combination of factors that historically bode well for the bond market, especially for long-term issues. Yields remain attractive, as inflation maintains the same modest pace that it has demonstrated over the past six years, giving every indication of being well under control. At the same time, economic expansion continues to be slow and steady, as evidenced by lack of price pressure at the consumer and producer levels, strong consumer confidence, low unemployment figures, and a stable money supply.

What principal factors affected the bond market and Nuveen funds last year?

Following a strong start to the year, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets with alternating enthusiasm and uncertainty. In the third quarter of 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period.

  Throughout the year, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Some investors, concerned about a possible correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types in 1996.

  Even with relative stability in 1996, interest rates continued to play a role in bond market performance. The Federal Reserve altered interest rates only once in 1996, with a 0.25% increase in January, but anticipation of further moves kept the markets restless the remainder of the year. The concern about potential changes in monetary policy continued into 1997.

  1996 also saw a general improvement in fund discounts, as some exchange-traded funds experienced a combination of rising share prices and lower net asset values as interest rates moved upward slightly. We believe that the current yields and prudent dividend policy offered by Nuveen funds present an attractive investment opportunity for investors seeking to enjoy income and re-balance their portfolio in light of significant gains in stocks.

In view of current market conditions, has Nuveen made any changes to the way it manages these funds?

We continue to believe that value investing is the best investment strategy for the funds we manage. Successful value investing depends on obtaining detailed insights into the outlook for individual issuers and the characteristics of specific bonds--assessments that are not yet recognized by the market as a whole.

What effect will bond calls have on these portfolios?

The funds covered in this report, which were issued between October 1991 and December 1992, have virtually no call exposure. It is important to understand that the bond market has dealt with the issue of bond calls and pre-refundings for years as a result of declining interest rates and strong price appreciation of bonds. Although this has put some pressure on the dividends of Nuveen funds issued prior to 1991, all of our funds have performed well through this period.

  In addition to strong call protection, shareholders in these funds continue to enjoy attractive dividends. These levels reflect the leveraged structure of these funds, which enables them to increase the portfolio's income stream for the benefit of common share holders by investing the proceeds from the sale of short-term preferred shares in the purchase of additional intermediate and long-term bonds.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.


NUVEEN ARIZONA PREMIUM INCOME MUNICIPAL FUND, INC.
NAZ

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      2/13/96    $0.0675
      3/13/96    $0.0675
      4/11/96    $0.0675
      5/13/96    $0.0675
      6/12/96    $0.0675
      7/11/96    $0.0675
      8/13/96    $0.0675
      9/11/96    $0.0675
     10/10/96    $0.0675
     11/13/96    $0.0675
     12/11/96    $0.0675
      1/13/97    $0.0675

  FUND HIGHLIGHTS 1/31/97


   Yield                                      5.73%
   Taxable-equivalent yield                   9.47%
   Annual total return on NAV                 2.28%
   Taxable-equivalent total return            5.85%
   Share price                              $14.125
   NAV                                       $14.72

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN MICHIGAN QUALITY INCOME MUNICIPAL FUND, INC.
NUM

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. In addition, shareholders received a capital gains distribution in December 1996.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      2/13/96    $0.0795
      3/13/96    $0.0795
      4/11/96    $0.0795
      5/13/96    $0.0795
      6/12/96    $0.0795
      7/11/96    $0.0795
      8/13/96    $0.0795
      9/11/96    $0.0795
     10/10/96    $0.0795
     11/13/96    $0.0795
     12/11/96    $0.0795                                       .0256
      1/13/97    $0.0795

  FUND HIGHLIGHTS 1/31/97


   Yield                                      6.11%
   Taxable-equivalent yield                  10.10%
   Annual total return on NAV                 3.27%
   Taxable-equivalent total return            7.31%
   Share price                              $15.625
   NAV                                       $15.40

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN MICHIGAN PREMIUM INCOME MUNICIPAL FUND, INC.
NMP

The fund's monthly tax-free dividend was increased once during the 12 months ended January 31, 1997. Shareholders continue to benefit from the fund's leveraged structure. In addition, the portfolio continues to have significant call protection.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

      2/13/96    $0.0645
      3/13/96    $0.0645
      4/11/96    $0.0645
      5/13/96    $0.0645
      6/12/96    $0.0660
      7/11/96    $0.0660
      8/13/96    $0.0660
      9/11/96    $0.0660
     10/10/96    $0.0660
     11/13/96    $0.0660
     12/11/96    $0.0660
      1/13/97    $0.0660

  FUND HIGHLIGHTS 1/31/97


   Yield                                      6.21%
   Taxable-equivalent yield                  10.26%
   Annual total return on NAV                 2.72%
   Taxable-equivalent total return            6.28%
   Share price                              $12.750
   NAV                                       $14.39

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN OHIO QUALITY INCOME MUNICIPAL FUND, INC.
NUO

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      2/13/96    $0.0800
      3/13/96    $0.0800
      4/11/96    $0.0800
      5/13/96    $0.0800
      6/12/96    $0.0800
      7/11/96    $0.0800
      8/13/96    $0.0800
      9/11/96    $0.0800
     10/10/96    $0.0800
     11/13/96    $0.0800
     12/11/96    $0.0800
      1/13/97    $0.0800

  FUND HIGHLIGHTS 1/31/97


   Yield                                      5.82%
   Taxable-equivalent yield                   9.86%
   Annual total return on NAV                 3.46%
   Taxable-equivalent total return            7.65%
   Share price                               $16.50
   NAV                                       $15.92

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN TEXAS QUALITY INCOME MUNICIPAL FUND
NTX

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      2/13/96    $0.0780
      3/13/96    $0.0780
      4/11/96    $0.0780
      5/13/96    $0.0780
      6/12/96    $0.0780
      7/11/96    $0.0780
      8/13/96    $0.0780
      9/11/96    $0.0780
     10/10/96    $0.0780
     11/13/96    $0.0780
     12/11/96    $0.0780
      1/13/97    $0.0780

  FUND HIGHLIGHTS 1/31/97


   Yield                                      6.24%
   Taxable-equivalent yield                   9.75%
   Annual total return on NAV                 3.70%
   Taxable-equivalent total return            7.16%
   Share price                               $15.00
   NAV                                       $15.27

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

Commonly used terms

Yield

An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, January 31, 1997) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, these tax rates are assumed to be 39.5% for AZ, 39.5% for MI, 41% for OH, and 36% for TX, based on 1997 incomes of $124,650-$271,050 for investors filing singly, $151,750-$271,050 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by the total number of common shares outstanding.

Total return on NAV

The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 6-month period ended January 31, 1997. Any future repur-chases will be reported to shareholders in the next annual or semiannual report.


SHAREHOLDER MEETING REPORT

     On October 10, 1996, the following Nuveen Exchange-Traded Funds held an
     Annual Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds, to ratify selection of Ernst & Young L.L.P.
     as the auditors for the Funds, and to approve amendments to the terms of the Funds' Municipal Auction Rate Cumulative Preferred Stock. The directors elected at the meeting include: Lawrence H. Brown, Anthony T.
     Dean, Anne E. Impellizzeri, Peter R. Sawers, Margaret K. Rosenheim, and
     Timothy R. Schwertfeger.

                                                               NAZ

                                                                     Preferred
                                                      Common          Shares
                                                      Shares         Series-Th
--------------------------------------------------------------------------------
   RATIFICATION OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:


   Lawrence H. Brown
      For                                            4,012,856             1,128
      Withhold                                          63,076                12
                                                     ---------         ---------
        Total                                        4,075,932             1,140
                                                     =========         =========

   Anthony T. Dean
      For                                            4,016,056             1,128
      Withhold                                          59,876                12
                                                     ---------         ---------
        Total                                        4,075,932             1,140
                                                     =========         =========

   Anne E. Impellizzeri
      For                                            4,016,146             1,128
      Withhold                                          59,786                12
                                                     ---------         ---------
        Total                                        4,075,932             1,140
                                                     =========         =========

   Peter R. Sawers
      For                                            4,017,056             1,128
      Withhold                                          58,876                12
                                                     ---------         ---------
        Total                                        4,075,932             1,140
                                                     =========         =========

   Margaret K. Rosenheim
      For                                                 --               1,128
      Withhold                                            --                  12
                                                     ---------         ---------
        Total                                             --               1,140
                                                     =========         =========

   Timothy R. Schwertfeger
      For                                                 --               1,128
      Withhold                                            --                  12
                                                     ---------         ---------
        Total                                             --               1,140
                                                     =========         =========

   RATIFICATION OF AUDITORS
   WAS REACHED AS FOLLOWS:
      For                                            4,015,019             1,121
      Against                                           23,432                17
      Abstain                                           37,481                 2
                                                     ---------         ---------
        Total                                        4,075,932             1,140
                                                     =========         =========


                                                NUM                                                 NMP

                                                      Preferred                          Preferred         Preferred
                                      Common           Shares            Common            Shares            Shares
                                      Shares          Series-Th          Shares           Series-M          Series-Th
-----------------------------------------------------------------------------------------------------------------------
   RATIFICATION OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:


   Lawrence H. Brown
   For                              10,111,478             3,056         6,856,986               792             1,394
   Withhold                            138,591                97           140,883                20                 1
                                    ----------        ----------        ----------        ----------        ----------
     Total                          10,250,069             3,153         6,997,869               812             1,395
                                    ==========        ==========        ==========        ==========        ==========

Anthony T. Dean
   For                              10,111,478             3,056         6,858,338               792             1,394
   Withhold                            138,591                97           139,531                20                 1
                                    ----------        ----------        ----------        ----------        ----------
     Total                          10,250,069             3,153         6,997,869               812             1,395
                                    ==========        ==========        ==========        ==========        ==========

Anne E. Impellizzeri
   For                              10,111,336             3,056         6,856,236               792             1,394
   Withhold                            138,733                97           141,633                20                 1
                                    ----------        ----------        ----------        ----------        ----------
     Total                          10,250,069             3,153         6,997,869               812             1,395
                                    ==========        ==========        ==========        ==========        ==========

Peter R. Sawers
   For                              10,111,478             3,056         6,860,354               792             1,394
   Withhold                            138,591                97           137,515                20                 1
                                    ----------        ----------        ----------        ----------        ----------
     Total                          10,250,069             3,153         6,997,869               812             1,395
                                    ==========        ==========        ==========        ==========        ==========

Margaret K. Rosenheim
   For                                    --               3,056              --                 792             1,394
   Withhold                               --                  97              --                  20                 1
                                    ----------        ----------        ----------        ----------        ----------
     Total                                --               3,153              --                 812             1,395
                                    ==========        ==========        ==========        ==========        ==========

Timothy R. Schwertfeger
   For                                    --               3,056              --                 792             1,394
   Withhold                               --                  97              --                  20                 1
                                    ----------        ----------        ----------        ----------        ----------
     Total                                --               3,153              --                 812             1,395
                                    ==========        ==========        ==========        ==========        ==========

RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
   For                               9,999,976             3,048         6,839,308               795             1,390
   Against                              34,420                66            22,307                16                 3
   Abstain                             215,673                39           136,254                 1                 2
                                    ----------        ----------        ----------        ----------        ----------
     Total                          10,250,069             3,153         6,997,869               812             1,395
                                    ==========        ==========        ==========        ==========        ==========

APPROVAL OF AMENDMENTS
TO PREFERRED STOCK WAS
REACHED AS FOLLOWS:
   For                               6,248,489             2,809              --                --                --
   Against                             155,500               167              --                --                --
   Abstain                             425,387               173              --                --                --
   Broker Non-Vote                   3,420,693              --                --                --                --
                                    ----------        ----------        ----------        ----------        ----------
     Total                          10,250,069             3,149              --                --                --
                                    ==========        ==========        ==========        ==========        ==========


                                                                          NUO

                                                          Preferred             Preferred           Preferred
                                        Common             Shares                 Shares             Shares
                                        Shares            Series-M              Series-Th           Series-Th2
---------------------------------------------------------------------------------------------------------------
   RATIFICATION OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:


   Lawrence H. Brown
   For                                8,240,725                  645                1,375                  993
   Withhold                              95,283                   24                 --                   --
                                      ---------            ---------            ---------            ---------
     Total                            8,336,008                  669                1,375                  993
                                      =========            =========            =========            =========

Anthony T. Dean
   For                                8,241,191                  645                1,375                  993
   Withhold                              94,817                   24                 --                   --
                                      ---------            ---------            ---------            ---------
     Total                            8,336,008                  669                1,375                  993
                                      =========            =========            =========            =========

Anne E. Impellizzeri
   For                                8,240,390                  645                1,375                  993
   Withhold                              95,618                   24                 --                   --
                                      ---------            ---------            ---------            ---------
     Total                            8,336,008                  669                1,375                  993
                                      =========            =========            =========            =========

Peter R. Sawers
   For                                8,240,439                  645                1,375                  993
   Withhold                              95,569                   24                 --                   --
                                      ---------            ---------            ---------            ---------
     Total                            8,336,008                  669                1,375                  993
                                      =========            =========            =========            =========

Margaret K. Rosenheim
   For                                     --                    645                1,375                  993
   Withhold                                --                     24                 --                   --
                                      ---------            ---------            ---------            ---------
     Total                                 --                    669                1,375                  993
                                      =========            =========            =========            =========

Timothy R. Schwertfeger
   For                                     --                    645                1,375                  993
   Withhold                                --                     24                 --                   --
                                      ---------            ---------            ---------            ---------
     Total                                 --                    669                1,375                  993
                                      =========            =========            =========            =========

RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
   For                                8,192,611                  645                1,373                  981
   Against                               35,417                 --                   --                      1
   Abstain                              107,980                   24                    2                   11
                                      ---------            ---------            ---------            ---------
     Total                            8,336,008                  669                1,375                  993
                                      =========            =========            =========            =========

APPROVAL OF AMENDMENTS
TO PREFERRED STOCK WAS
REACHED AS FOLLOWS:
   For                                     --                   --                   --                   --
   Against                                 --                   --                   --                   --
   Abstain                                 --                   --                   --                   --
   Broker Non-Vote                         --                   --                   --                   --
                                      ---------            ---------            ---------            ---------
     Total                                 --                   --                   --                   --
                                      =========            =========            =========            =========


                                                          NTX

                                                         Preferred            Preferred
                                         Common            Shares              Shares
                                         Shares           Series-M            Series-Th
-----------------------------------------------------------------------------------------
   RATIFICATION OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:


Lawrence H. Brown
   For                                   8,532,430               715               1,901
   Withhold                                 80,735                 5                  11
                                         ---------         ---------           ---------
     Total                               8,613,165               720               1,912
                                         =========         =========           =========

Anthony T. Dean
   For                                   8,532,430               715               1,901
   Withhold                                 80,735                 5                  11
                                         ---------         ---------           ---------
     Total                               8,613,165               720               1,912
                                         =========         =========           =========

Anne E. Impellizzeri
   For                                   8,530,316               715               1,901
   Withhold                                 82,849                 5                  11
                                         ---------         ---------           ---------
     Total                               8,613,165               720               1,912
                                         =========         =========           =========

Peter R. Sawers
   For                                   8,532,430               715               1,901
   Withhold                                 80,735                 5                  11
                                         ---------         ---------           ---------
     Total                               8,613,165               720               1,912
                                         =========         =========           =========

Margaret K. Rosenheim
   For                                        --                 715               1,901
   Withhold                                   --                   5                  11
                                         ---------         ---------           ---------
     Total                                    --                 720               1,912
                                         =========         =========           =========

Timothy R. Schwertfeger
   For                                        --                 715               1,901
   Withhold                                   --                   5                  11
                                         ---------         ---------           ---------
     Total                                    --                 720               1,912
                                         =========         =========           =========

RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
   For                                   8,502,810               715               1,901
   Against                                  24,559                 5                  11
   Abstain                                  85,796              --                  --
                                         ---------         ---------           ---------
     Total                               8,613,165               720               1,912
                                         =========         =========           =========

APPROVAL OF AMENDMENTS
TO PREFERRED STOCK WAS
REACHED AS FOLLOWS:
   For                                        --                --                  --
   Against                                    --                --                  --
   Abstain                                    --                --                  --
   Broker Non-Vote                            --                --                  --
                                         ---------         ---------           ---------
     Total                                    --                --                  --
                                         =========         =========           =========


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN ARIZONA PREMIUM INCOME MUNICIPAL FUND, INC. (NAZ)

  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 2,150,000   Arizona Municipal Financing Program of 1992,
                    Refunding Certificates of Participation, Series 1,
                    6.000%, 8/01/17                                          Aaa      8/02 at 101     $ 2,201,600
       1,500,000   State of Arizona, Arizona Transportation Board,
                    Highway Revenue Bonds, Series 1990,
                    6.000%, 7/01/10 (Pre-refunded to 7/01/00)                Aaa      7/00 at 101       1,592,400
       1,750,000   Student Loan Acquisition Authority of Arizona
                    (A nonprofit corporation organized pursuant
                    to the laws of the State of Arizona), Student
                    Loan Revenue Bonds, Series 1994, 6.600%,
                    5/01/10 (Alternative Minimum Tax)                         Aa      5/04 at 102       1,859,883
         500,000   Wastewater Management Authority of Arizona,
                    Wastewater Treatment Financial Assistance
                    Revenue Bonds, Series 1995, 5.750%, 7/01/15              Aaa      7/05 at 102         508,000
       3,425,000   Wastewater Management Authority of Arizona,
                    Wastewater Treatment Financial Assistance
                    Revenue Bonds, Series 1996A, 5.600%, 7/01/12             Aaa      7/06 at 102       3,484,081
                   City of Bullhead City, Bullhead Parkway Improvement
                    District Improvement Bonds:
         910,000    6.100%, 1/01/08                                          Baa      1/03 at 103         945,945
         970,000    6.100%, 1/01/09                                          Baa      1/03 at 103       1,002,107
       1,600,000   City of Lake Havasu City Municipal Property
                    Corporation, Municipal Facilities Revenue Bonds,
                    Series 1993, 6.000%, 6/01/08                             Aaa      6/02 at 101       1,678,992
       1,400,000   Maricopa Rural Road Improvement District of Pinal
                    County, Arizona, Refunding Bonds, Series 1994,
                    7.000%, 7/01/07                                          N/R      7/99 at 101       1,464,442
       1,500,000   The Industrial Development Authority of the
                    County of Maricopa (Arizona), Insured Health
                    Facility Revenue Bonds (Catholic Healthcare West),
                    1992 Series A, 5.750%, 7/01/11                           Aaa      7/02 at 102       1,524,795
       3,500,000   The Industrial Development Authority of the County
                    of Maricopa (Arizona), Samaritan Health Services,
                    Hospital System Revenue Refunding Bonds, Series
                    1990A, 7.000%, 12/01/16                                  Aaa     No Opt. Call       4,112,325
         600,000   The Industrial Development Authority of the County
                    of Maricopa, Arizona, Baptist Hospital System
                    Revenue Refunding Bonds, Series 1995,
                    5.500%, 9/01/16                                          Aaa      9/05 at 101         584,196
                   Kyrene Elementary School District No. 28 of
                    Maricopa County, Arizona, School Improvement Bonds,
                    Project of 1990, Series E (1993):
       3,195,000    6.000%, 7/01/12 (Pre-refunded to 7/01/02)                Aaa      7/02 at 100       3,428,523
         605,000    6.000%, 7/01/12                                          Aaa      7/02 at 100         623,967


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 2,500,000   Paradise Valley Unified School District No. 69 of
                    Maricopa County, Arizona, School Improvement
                    Bonds, Project of 1990, Series D (1993),
                    5.875%, 7/01/12                                          Aaa      7/03 at 102     $ 2,586,175
       1,400,000   Chandler Unified School District No. 80 of Maricopa
                    County, Arizona, General Obligation Refunding
                    Bonds, Series 1993, 5.950%, 7/01/10                      Aaa      7/03 at 101       1,464,092
         450,000   Mesa Industrial Development Authority Health
                    Care Facilities, Refunding Revenue Bonds (Western
                    Health Network, Inc.), Series 1988B-1,
                    7.500%, 1/01/04                                          Aaa      1/99 at 102         481,262
                   The Industrial Development Authority of the County
                    of Mohave, Hospital System Revenue Refunding
                    Bonds (Medical Environments, Inc. and Phoenix
                    Baptist Hospital and Medical Center, Inc.),
                    Series 1993:
       5,000,000    6.750%, 7/01/08 (Pre-refunded to 7/01/03)                Aaa      7/03 at 102       5,646,500
       1,000,000    7.000%, 7/01/16 (Pre-refunded to 7/01/03)                Aaa      7/03 at 102       1,142,430
       2,000,000   The Industrial Development Authority of the County
                    of Mohave (Arizona), Industrial Development
                    Revenue Bonds, 1994 Series (Citizens Utilities
                    Company Projects), 6.600%, 5/01/29 (Alternative
                    Minimum Tax)                                             AA+     11/03 at 101       2,108,200
       2,000,000   Hospital District No. One, Mohave County, Arizona,
                    Refunding General Obligation Bonds (Kingman
                    Regional Medical Center Project), Series 1992,
                    6.500%, 6/01/15                                          Aaa      6/02 at 101       2,127,580
       1,000,000   The Industrial Development Authority of the County
                    of Mohave, Health Care Revenue Refunding Bonds,
                    Series 1996 (GNMA Collateralized - Chris Ridge
                    and Silver Ridge Village Projects), 6.375%, 11/01/31     AAA      5/06 at 103       1,043,650
       1,400,000   Navajo County, Arizona, Pollution Control
                    Corporation, Pollution Control Revenue Refunding
                    Bonds (Arizona Public Service Company), 1993
                    Series A, 5.875%, 8/15/28                               Baa1      8/03 at 102       1,379,994
       2,500,000   City of Phoenix, Arizona, General Obligation
                    Refunding Bonds, Series 1992, 6.375%, 7/01/13            Aa1      7/02 at 102       2,686,525
       1,600,000   City of Phoenix, Arizona, General Obligation
                    Refunding Bonds, Series 1995A, 5.000%, 7/01/19           Aa1      7/05 at 101       1,486,880
       4,700,000   City of Phoenix (Arizona), Civic Improvement
                    Corporation, Wastewater System Lease Revenue
                    Bonds, Series 1993, 6.125%, 7/01/23
                    (Pre-refunded to 7/01/03)                                AAA      7/03 at 102       5,176,768
       2,500,000   City of Phoenix Civic Improvement Corporation
                    (Arizona), Wastewater System Lease Revenue
                    Refunding Bonds, Series 1993, 5.000%, 7/01/10             A1      7/04 at 102       2,406,450


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 2,150,000   Phoenix Civic Plaza Building Corporation, Senior
                    Lien Excise Tax Revenue Bonds, Series 1994,
                    6.000%, 7/01/14                                          AA+      7/05 at 101     $ 2,219,295
         470,000   The Industrial Development Authority of the City
                    of Phoenix, Arizona, Statewide Single Family
                    Mortgage Revenue Bonds, Series 1995,
                    6.150%, 6/01/08 (Alternative Minimum Tax)                AAA      6/05 at 102         476,951
       1,990,000   The Industrial Development Authority of the
                    County of Pima (Arizona), Industrial Development
                    Lease Obligation Refunding Revenue Bonds, 1988
                    Series A (Irvington Project), 7.250%, 7/15/10            Aaa      1/02 at 103       2,206,413
       1,510,000   Metropolitan Domestic Water Improvement District
                    of Pima County, Arizona, Special Assessment and
                    Water Revenue Bonds, Series 1992,
                    6.200%, 1/01/12                                          Aaa      1/03 at 101       1,587,282
         415,000   The Industrial Development Authority of the
                    County of Pima (Arizona), Single Family Mortgage
                    Revenue Refunding Bonds, Series 1995A,
                    6.500%, 2/01/17                                            A      8/05 at 102         430,011
       1,800,000   Salt River Project Agricultural Improvement and
                    Power District, Arizona, Salt River Project Electric
                    System Revenue Bonds, 1992 Series D,
                    5.750%, 1/01/19                                           Aa      1/02 at 100       1,798,794
       2,400,000   Salt River Project Agricultural Improvement and
                    Power District, Electric System Revenue Refunding
                    Bonds, 1993 Series C, 5.000%, 1/01/16                     Aa      1/04 at 102       2,247,816
       2,000,000   Tempe Union High School District No. 213 of
                    Maricopa County, Arizona, School Improvement
                    and Refunding Bonds, Series 1994,
                    6.000%, 7/01/12                                          Aaa      7/04 at 101       2,095,260
       3,000,000   City of Tucson, Arizona, General Obligation Bonds,
                    Series 1984-G (1994), 6.250%, 7/01/18                    Aaa      7/04 at 101       3,171,360
                   City of Tucson, Arizona, General Obligation Bonds,
                    Series 1994-B (1996):
       1,290,000    5.750%, 7/01/18                                           Aa      7/06 at 101       1,302,294
       1,000,000    5.750%, 7/01/19                                           Aa      7/06 at 101       1,006,180
       5,000,000   Tucson Airport Authority, Inc. (Arizona), Airport
                    Revenue Bonds, Refunding Series 1993,
                    5.700%, 6/01/13                                          Aaa      6/03 at 102       5,064,050
         725,000   City of Tucson, Arizona, Certificates of Participation,
                    Series 1994, 6.375%, 7/01/09                              AA      7/04 at 100         773,619
       4,000,000   The Industrial Development Authority of The City
                    of Tucson, Arizona, Tax-exempt Multifamily
                    Housing Revenue Refunding Bonds, Series 1996,
                    5.900%, 12/20/31                                         AAA     12/06 at 102       3,976,240


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,500,000   City of Tucson, Arizona, Water System Revenue
                    Refunding Bonds, Series 1992A, 5.750%, 7/01/18            A1      7/02 at 102     $ 3,507,140
       1,500,000   City of Tucson, Arizona, Water System Revenue
                    Bonds, Series 1994-A (1996), 6.000%, 7/01/21             Aaa      7/06 at 101       1,550,670
         100,000   University of Arizona Telecommunications System,
                    Certificates of Participation, Series 1991,
                    6.500%, 7/15/12                                           A+      7/02 at 102         108,635
         650,000   Certificates of Participation, Series 1994B (University
                    of Arizona Administrative and Parking Facilities
                    Project), 6.000%, 7/15/23                                Aaa      7/04 at 102         661,941
       2,000,000   University Medical Center Corporation (Tucson,
                    Arizona), Hospital Revenue Refunding Bonds,
                    Series 1992, 6.250%, 7/01/16                             Aaa      7/02 at 102       2,093,336
       1,000,000   Arizona Board of Regents, University of Arizona,
                    System Revenue Refunding Bonds, Series 1992,
                    6.250%, 6/01/11                                           AA      6/02 at 102       1,062,320
-----------------------------------------------------------------------------------------------------------------
     $88,155,000   Total Investments - (cost $87,126,148) - 99.0%                                      92,087,369
=================------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.4%
      $  400,000   Maricopa County, Arizona Pollution Control
=================   Corporation, Pollution Control Revenue Refunding
                    Bonds (Arizona Public Service Company Palo Verde
                    Project), 1994 Series C, Variable Rate Demand
                    Bonds, 3.650%, 5/01/29+                                 A-1+                          400,000
-----------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 0.6%                                                   507,433
-----------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                  $92,994,802
=================================================================================================================

                                                                          NUMBER OF      MARKET            MARKET
                       STANDARD & POOR'S                MOODY'S          SECURITIES      VALUE            PERCENT


  SUMMARY OF                         AAA                       Aaa           28      $62,290,839             67%
  RATINGS*                  AA+, AA, AA-         Aa1, Aa, Aa2, Aa3           11       18,551,806             19
  PORTFOLIO OF                        A+                        A1            3        6,022,225              7
  INVESTMENTS                      A, A-                 A, A2, A3            1          430,011              1
  (EXCLUDING             BBB+, BBB, BBB-     Baal, Baa, Baa2, Baa3            3        3,328,046              4
  TEMPORARY                   Non-rated-                 Non-rated            1        1,464,442              2
  INVESTMENTS):
------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                      47      $92,087,369            100%
==================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


NUVEEN MICHIGAN QUALITY INCOME MUNICIPAL FUND, INC. (NUM)

  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


                   Michigan Higher Education Student Loan Authority,
                    Student Loan and Refunding Revenue Bonds,
                    Series XV-A:
     $ 1,000,000    6.800%, 10/01/07 (Alternative Minimum Tax)                 A     10/02 at 102     $ 1,053,180
       1,250,000    6.800%, 10/01/08 (Alternative Minimum Tax)                 A     10/02 at 102       1,312,550
         990,000    6.800%, 10/01/09 (Alternative Minimum Tax)                 A     10/02 at 102       1,036,451
       2,000,000   Michigan Municipal Bond Authority, Local
                    Government Loan Program Revenue Bonds,
                    Series 1992D, 6.650%, 5/01/12                              A      5/02 at 102       2,120,460
       3,100,000   Michigan Municipal Bond Authority, State Revolving
                    Fund Reserve Bonds, Series 1992A,
                    6.600%, 10/01/18 (Pre-refunded to 10/01/02)               Aa     10/02 at 102       3,457,306
       2,390,000   Michigan South Central Power Agency, Power
                    Supply System Revenue Refunding Bonds, 1991
                    Series, 6.750%, 11/01/10                                Baa1     11/01 at 102       2,519,825
         410,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue and Refunding Bonds (The Detroit
                    Medical Center Obligated Group), Series 1988B,
                    8.125%, 8/15/08                                            A      8/98 at 102         437,253
       1,450,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue Bonds (McLaren Obligated Group),
                    Series 1991A, 7.500%, 9/15/21 (Pre-refunded
                    to 9/15/01)                                              Aaa      9/01 at 102       1,652,232
       5,090,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue and Refunding Bonds (The Detroit
                    Medical Center Obligated Group), Series 1988B,
                    8.125%, 8/15/08 (Pre-refunded to 8/15/98)                  A      8/98 at 102       5,494,248
      10,355,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue Bonds (Daughters of Charity National
                    Health System-Providence Hospital), Series 1991,
                    7.000%, 11/01/21                                          Aa     11/01 at 102      11,202,867
       8,800,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue Bonds (Mercy Mount Clemens Corporation),
                    Series 1992, 6.000%, 5/15/17                              Aa      5/01 at 100       8,823,760
       3,035,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue Bonds (MidMichigan Obligated Group),
                    Series 1992, 6.900%, 12/01/24                              A     12/02 at 102       3,216,038
       4,415,000   Michigan State Housing Development Authority,
                    Single-Family Mortgage Revenue Bonds, 1991
                    Series B, 6.950%, 12/01/20                               AA+     12/01 at 102       4,640,253
       2,440,000   Michigan State Housing Development Authority,
                    Single-Family Mortgage Revenue Bonds, 1992
                    Series A, 6.875%, 6/01/23                                AA+      6/02 at 102       2,534,135
       5,250,000   Michigan State Housing Development Authority,
                    Limited Obligation Revenue Bonds (Parkway
                    Meadows Project), Series 1991, 6.850%, 10/15/18          Aaa     10/02 at 103       5,544,893


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 8,720,000   Michigan State Housing Development Authority,
                    Rental Housing Revenue Bonds, 1991 Series B,
                    7.100%, 4/01/21                                           A+      1/02 at 102     $ 9,160,360
       1,570,000   Michigan State Housing Development Authority,
                    Rental Housing Revenue Bonds, 1991 Series A,
                    7.150%, 4/01/10 (Alternative Minimum Tax)                 A+      1/02 at 102       1,654,545
       4,330,000   Michigan Strategic Fund, Limited Obligation
                    Refunding Revenue Bonds (The Detroit Edison
                    Company Pollution Control Bonds Project),
                    Collateralized Series 1991CC, 6.950%, 9/01/21            Aaa      9/01 at 102       4,732,474
       7,600,000   Michigan Strategic Fund Limited Obligation
                    Refunding Revenue Bonds (The Detroit Edison
                    Company Pollution Control Bonds Project),
                    Collateralized Series 1991DD, 6.875%, 12/01/21           Aaa     12/01 at 102       8,391,540
       4,095,000   State Building Authority, State of Michigan, 1991
                    Revenue Bonds, Series II, 6.800%, 10/01/21               AA-     10/01 at 102       4,449,709
       4,800,000   State Building Authority, State of Michigan, 1991
                    Revenue Refunding Bonds, Series I,
                    6.250%, 10/01/20                                         AA-     10/01 at 102       4,964,400
       7,200,000   State of Michigan, State Trunk Line Fund Bonds,
                    Series 1989A, 7.000%, 8/15/17 (Pre-refunded to
                    8/15/99)                                                 AAA      8/99 at 102       7,823,808
       4,935,000   Anchor Bay School District, Counties of Macomb
                    and St. Clair, State of Michigan, 1993 School
                    Building and Site Bonds (General Obligation
                    Unlimited Tax), 5.550%, 5/01/19                          Aaa  5/03 at 101 1/2       4,766,470
       1,200,000   Berkley School District, County of Oakland, State of
                    Michigan, 1995 School Building and Site Bonds
                    (General Obligation-Unlimited Tax),
                    6.000%, 1/01/19                                          Aaa      1/05 at 101       1,229,196
       6,680,000   Chippewa Valley Schools, County of Macomb, State
                    of Michigan, 1993 Refunding Bonds (General
                    Obligation-Unlimited Tax), 5.000%, 5/01/21               Aaa      5/03 at 102       5,984,345
       2,450,000   The Economic Development Corporation of the City
                    of Dearborn, Hospital Revenue Bonds (Oakwood
                    Obligated Group), Series 1995A, 5.750%, 11/15/15         Aaa     11/05 at 102       2,478,224
       2,000,000   School District of the City of Detroit, Wayne County,
                    Michigan, School Building and Site Improvement
                    Bonds (Unlimited Tax General Obligation),
                    Series 1996A, 5.700%, 5/01/25                            Aaa      5/06 at 102       1,987,300
       7,000,000   The Economic Development Corporation of the City
                    of Detroit, Resource Recovery Revenue Bonds,
                    Series 1991A, 6.875%, 5/01/09 (Alternative
                    Minimum Tax)                                             Aaa      5/01 at 102       7,513,520
         520,000   City of Detroit, County of Wayne, Michigan, Sewage
                    Disposal System Revenue Bonds (1979 Series),
                    6.900%, 12/15/99                                         Aaa     No Opt. Call         536,853


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 6,000,000   City of Detroit, Michigan, Water Supply System
                    Revenue and Revenue Refunding Bonds, Series
                    1993, 5.000%, 7/01/23                                    Aaa      7/04 at 102     $ 5,351,160
       1,600,000   Gaylord Community Schools, Counties of Ostego and
                    Antrim, State of Michigan, 1992 School Building
                    and Site and Refunding Bonds, 6.600%, 5/01/21
                    (Pre-refunded to 5/01/02)                                 Aa      5/02 at 102       1,774,480
       3,075,000   Goodrich Area Schools, Counties of Genesee,
                    Oakland and Lapeer, State of Michigan, 1995
                    School Building and Site and Refunding Bonds
                    (General Obligation-Unlimited Tax),
                    5.875%, 5/01/24                                          Aaa      5/05 at 102       3,107,687
       4,500,000   Grand Ledge Public Schools, Counties of Eaton,
                    Clinton and Ionia, State of Michigan, 1995
                    Refunding Bonds, 5.375%, 5/01/24                         Aaa      5/05 at 102       4,283,550
       3,000,000   Grand Rapids Community College, Community
                    College Bonds, Series 1993 (General Obligation
                    Limited Tax), 5.000%, 5/01/21                            AA-      5/03 at 102       2,745,810
       1,325,000   Greenville Public Schools, Counties of Montcalm,
                    Kent and Ionia, State of Michigan, 1995 School
                    Building and Site Bonds (General Obligation-
                    Unlimited Tax), 5.750%, 5/01/14                          Aaa      5/04 at 101       1,343,365
       1,000,000   Grosse Ile Township School District, School
                    Improvement Refunding Bonds, General
                    Obligation, Series 1996, 6.000%, 5/01/22                 Aaa      5/07 at 100       1,024,890
       1,250,000   Gull Lake Community Schools, Counties of
                    Kalamazoo, Barry and Calhoun, State of Michigan,
                    1991 School Building and Site Bonds,
                    6.800%, 5/01/21 (Pre-refunded to 5/01/01)                Aaa      5/01 at 102       1,382,363
       2,000,000   Hart Public Schools, County of Oceana, State of
                    Michigan, 1995 School Building and Site Bonds
                    (General Obligation-Unlimited Tax),
                    5.800%, 5/01/16                                          Aaa      5/05 at 101       2,014,380
       3,100,000   Hemlock Public School District Counties of Saginaw
                    and Midland, State of Michigan, 1992 School
                    Building and Site and Refunding Bonds,
                    6.750%, 5/01/21 (Pre-refunded to 5/01/02)                 Aa      5/02 at 102       3,458,608
       1,000,000   Huron Valley School District, Counties of Oakland
                    and Livingston, State of Michigan, 1996 School
                    Building and Site Bonds (General Obligation-
                    Unlimited Tax), 5.875%, 5/01/16                          Aaa      5/07 at 100       1,017,610
       3,725,000   Lake Orion Community School District, County of
                    Oakland, State of Michigan, 1995 Refunding Bonds
                    (General Obligation-Unlimited Tax),
                    5.500%, 5/01/20                                          Aaa      5/05 at 101       3,617,646


   PRINCIPAL                                                                           OPT. CALL         MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 2,255,000   L'anse Creuse Public Schools, County of MaComb,
                    State of Michigan, 1993 School Building and Site
                    and Refunding Bonds (General Obligation-
                    Unlimited Tax), 5.500%, 5/01/14                           Aa      5/03 at 102     $ 2,209,314
       2,000,000   Lincoln Park School District, General Obligation
                    Bonds, Series 1996, 5.900%, 5/01/26                      Aaa      5/06 at 101       2,028,520
       1,500,000   Livonia Public Schools School District, County of
                    Wayne, State of Michigan, 1995 Refunding Bonds,
                    5.125%, 5/01/22                                          Aaa      5/04 at 102       1,380,465
       1,000,000   Marquette Area Public Schools, County of Marquette,
                    State of Michigan, 1991 School Building and Site
                    Bonds, Series B (General Obligation-Unlimited Tax),
                    6.700%, 5/01/21 (Pre-refunded to 5/01/01)                Aaa      5/01 at 102       1,102,220
       6,400,000   Mattawan Consolidated School, Counties of Van
                    Buren and Kalamazoo, State of Michigan, 1992
                    Refunding Bonds (General Obligation-Unlimited
                    Tax), 6.300%, 5/01/17                                     Aa      5/02 at 102       6,676,800
       7,000,000   County of Monroe, Michigan, Pollution Control
                    Revenue Bonds (The Detroit Edison Company
                    Monroe and Fermi Plants Project), Collateralized
                    Series I-1992, 6.875%, 9/01/22 (Alternative
                    Minimum Tax)                                             Aaa      9/02 at 102       7,597,310
       2,150,000   North Branch Area Schools, County of Lapeer, State
                    of Michigan, 1992 School Building and Site and
                    Refunding Bonds (General Obligation-Unlimited
                    Tax), 6.600%, 5/01/17 (Pre-refunded to 5/01/02)           AA      5/02 at 102       2,384,458
       1,225,000   North Branch Area Schools, County of Lapeer, State
                    of Michigan, 1993 Refunding Bonds (General
                    Obligation-Unlimited Tax), 5.375%, 5/01/21               Aaa  5/03 at 101 1/2       1,156,792
       2,000,000   Board of Trustees of Oakland University, Michigan,
                    General Revenue Bonds, Series 1995,
                    5.750%, 5/15/15                                          Aaa      5/05 at 102       2,022,240
       2,000,000   Oxford Area Community Schools, Counties of
                    Oakland and Lapeer, State of Michigan, 1996
                    School Building and Site Bonds (General
                    Obligation-Unlimited Tax), 5.500%, 5/01/21               Aaa      5/06 at 101       1,943,760
       1,500,000   Perry Public Schools, Counties of Shiawassee and
                    Ingham, State of Michigan, 1992 School Building
                    and Site Bonds (General Obligation-Unlimited
                    Tax), 6.375%, 5/01/22 (Pre-refunded to 5/01/02)          Aaa  5/02 at 101 1/2       1,645,305
       4,650,000   Plymouth-Canton Community Schools, Counties of
                    Wayne and Washtenaw, State of Michigan, 1991
                    School Building and Site and Refunding Bonds,
                    Series B, 6.800%, 5/01/11 (Pre-refunded to 5/01/01)       Aa      5/01 at 101       5,096,261


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,805,000   Reeths-Puffer Schools, County of Muskegon, State
                    of Michigan, 1995 School Building and Site and
                    Refunding Bonds, 5.750%, 5/01/15                         Aaa      5/05 at 101     $ 1,825,017
       6,385,000   City of Royal Oak Hospital Finance Authority
                    (Michigan), Hospital Revenue Bonds (William
                    Beaumont Hospital), Series 1991D,
                    6.750%, 1/01/20 (Pre-refunded to 1/01/01)                Aaa      1/01 at 102       7,008,623
       4,845,000   Saginaw-Midland Municipal Water Supply Corporation,
                    State of Michigan, Water Supply Revenue Bonds
                    (Limited Tax General Obligation), Series 1992,
                    6.875%, 9/01/16                                            A      9/04 at 102       5,354,064
       2,400,000   Three Rivers Community Schools, Counties of Cass
                    and St. Joseph, State of Michigan, 1996 School
                    Building and Site Bonds (General Obligation-
                    Unlimited Tax), 6.000%, 5/01/23                          Aaa      5/06 at 102       2,463,960
                   Regents of the University of Michigan, Medical
                    Service Plan Revenue Bonds, Series 1991:
       2,195,000    0.000%, 12/01/10                                          Aa     No Opt. Call       1,037,664
       9,250,000    6.500%, 12/01/21                                          Aa     12/01 at 102       9,783,540
       4,200,000   Warren Consolidated Schools, Counties of Macomb
                    and Oakland, State of Michigan, 1991 School
                    Building and Site and Refunding Bonds (General
                    Obligation-Unlimited Tax), 6.700%, 5/0121
                    (Pre-refunded to 5/01/01)                                 Aa      5/01 at 102       4,612,146
       5,280,000   The Economic Development Corporation of the City
                    of Warren, Nursing Home Revenue Refunding
                    Bonds (GNMA Mortgage-Backed Security-
                    Autumn Woods Project), Series 1992,
                    6.900%, 12/20/22                                         Aaa      3/02 at 101       5,543,947
       2,505,000   Charter County of Wayne, Michigan, Airport
                    Revenue Bonds (Detroit Metropolitan Wayne
                    County Airport), Subordinate Lien, Series 1991B,
                    6.750%, 12/01/21 (Alternative Minimum Tax)               Aaa     12/01 at 102       2,677,369
       1,600,000   Board of Trustees of Western Michigan University,
                    General Revenue Bonds, Series 1993A,
                    5.000%, 7/15/21                                          Aaa      7/03 at 102       1,434,736
       1,895,000   Western Townships Utilities Authority, Sewage
                    Disposal System Bonds, Series 1989,
                    8.300%, 1/01/19                                         BBB+      1/99 at 102       2,056,491
                   Western Townships Utilities Authority, Sewage
                    Disposal System Refunding Bonds, Series 1991:
       1,500,000    6.750%, 1/01/15                                          Aaa      1/02 at 100       1,614,104
       6,250,000    6.500%, 1/01/19                                          Aaa      1/02 at 100       6,658,062
       2,725,000   Williamston Community School District, General
                    Obligation-Unlimited Tax, Series 1996 (Q-SBLF),
                    5.500%, 5/01/25                                          Aaa     No Opt. Call       2,711,211


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 5,000,000   City of Wyandotte, County of Wayne, State of
                    Michigan, 1992 Electric Revenue Refunding
                    Bonds, 6.250%, 10/01/17                                  Aaa     10/02 at 102     $ 5,220,450
       1,500,000   School District of Ypsilanti, County of Washtenaw,
                    State of Michigan, 1996 School Building and Site
                    and Refunding Bonds (General Obligation-
                    Unlimited Tax), 5.375%, 5/01/26                          Aaa      5/07 at 100       1,431,884
       1,000,000   Puerto Rico Electric Power Authority, Power
                    Revenue Bonds, Series X, 5.500%, 7/01/26                Baa1      7/05 at 100         948,430

------------------------------------------------------------------------------------------------------------------
    $240,665,000   Total Investments - (cost $233,532,539) - 98.5%                                    249,464,887
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.4%
     $ 1,000,000   Regents of The University of Michigan, Hospital
================    Revenue Bonds, Series 1995A, Adjustable Rate
                    Demand Bonds, 3.650%, 12/01/27+                       VMIG-1                        1,000,000
------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.1%                                                 2,750,843
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $253,215,730
==================================================================================================================

                                                                        NUMBER OF         MARKET          MARKET
                      STANDARD & POOR'S                    MOODY'S      SECURITIES        VALUE          PERCENT


  SUMMARY OF                         AAA                       Aaa          40         $133,249,481          54%
  RATINGS*                  AA+, AA, AA-         Aa1, Aa, Aa2, Aa3          17           79,851,511          32
  PORTFOLIO OF                        A+                        A1           2           10,814,905           4
  INVESTMENTS                      A, A-                 A, A2, A3           8           20,024,244           8
  (EXCLUDING             BBB+, BBB, BBB-     Baal, Baa, Baa2, Baa3           3            5,524,746           2
  TEMPORARY
  INVESTMENTS):
------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                     70         $249,464,887          100%
=================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


NUVEEN MICHIGAN PREMIUM INCOME MUNICIPAL FUND, INC. (NMP)

  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,250,000   Michigan Higher Education Student Loan Authority,
                    Student Loan and Refunding Revenue Bonds,
                    Series XV-A, 6.700%, 10/01/05 (Alternative
                    Minimum Tax)                                               A     10/02 at 102     $ 1,308,863
       1,950,000   Michigan Municipal Bond Authority, State
                    Revolving Fund Revenue Bonds, Series 1994,
                    7.000%, 10/01/03                                          Aa     No Opt. Call       2,209,350
       3,750,000   Michigan Public Power Agency, Belle River Project
                    Refunding Revenue Bonds, 1993 Series A,
                    5.250%, 1/01/18                                          AA-      1/03 at 102       3,503,888
       1,775,000   Michigan South Central Power Agency, Power
                    Supply System Revenue Refunding Bonds, 1992
                    Series, 5.700%, 11/01/04                                 Aaa     No Opt. Call       1,882,530
       2,500,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue Bonds (Daughters of Charity National
                    Health System-Providence Hospital), Series 1991,
                    7.000%, 11/01/21                                          Aa     11/01 at 102       2,704,700
       4,000,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue and Refunding Bonds (Henry Ford
                    Health System), Series 1992A, 5.750%, 9/01/17             Aa      9/02 at 102       3,968,800
       3,000,000   Michigan State Hospital Finance Authority
                    (Michigan), Hospital Revenue Refunding Bonds
                    (St. John Hospital), Series 1993A, 6.000%, 5/15/13       Aaa      5/03 at 102       3,093,450
                   Michigan State Hospital Finance Authority,
                    Revenue and Refunding Bonds (The Detroit
                    Medical Center Obligated Group), Series 1993A:
       3,000,000    6.250%, 8/15/13                                            A      8/03 at 102       3,086,760
       3,200,000    6.500%, 8/15/18                                            A      8/03 at 102       3,343,616
       4,000,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue Refunding Bonds (Oakwood Hospital
                    Obligated Group), Series 1993A, 5.500%, 11/01/13         Aaa     11/03 at 102       3,952,240
       1,500,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue and Refunding Bonds (The Detroit
                    Medical Center Obligated Group), Series 1993B,
                    5.000%, 8/15/02                                            A     No Opt. Call       1,517,970
       2,000,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue and Refunding Bonds (Otsego Memorial
                    Hospital Gaylord, Michigan), Series 1995,
                    6.250%, 1/01/20                                          AA-      1/05 at 102       2,080,020
       5,250,000   Michigan State Housing Development Authority,
                    Single Family Mortgage Revenue Bonds, 1995
                    Series A, 6.800%, 12/01/16                               AA+      6/05 at 102       5,495,280
       2,400,000   Michigan State Housing Development Authority,
                    Limited Obligation Revenue Bonds (Walled Lake
                    Villa Project), Series 1993, 6.000%, 4/15/18             Aaa      4/04 at 103       2,416,128


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,500,000   Michigan State Housing Development Authority,
                    Limited Obligation Revenue Bonds (Brenton Village
                    Green Project), Series 1993, 5.625%, 10/15/18            Aaa     10/03 at 103     $ 1,453,290
                   Michigan State Housing Development Authority,
                    Rental Housing Revenue Bonds, 1992 Series A:
       4,000,000    6.500%, 4/01/06                                           A+     10/02 at 102       4,221,520
       4,300,000    6.600%, 4/01/12                                           A+     10/02 at 102       4,442,932
       1,000,000   Michigan State Housing Development Authority,
                    Rental Housing Revenue Bonds, 1993 Series A,
                    5.875%, 10/01/17                                         Aaa      4/03 at 102       1,000,870
       3,050,000   Michigan Strategic Fund, Limited Obligation
                    Revenue Bonds (Waste Management, Inc. Project),
                    Series 1992, 6.625%, 12/01/12 (Alternative
                    Minimum Tax)                                              A1     12/02 at 102       3,292,963
       8,500,000   Michigan Strategic Fund, Limited Obligation
                    Refunding Revenue Bonds (Consumers Power
                    Company Project), Collateralized Series 1993B,
                    5.800%, 6/15/10                                          Aaa      6/03 at 102       8,766,985
       1,000,000   Michigan Strategic Fund, Limited Obligation Revenue
                    Bonds (WMX Technologies, Inc. Project), Series
                    1993, 6.000%, 12/01/13 (Alternative Minimum Tax)          A1     12/03 at 102       1,019,030
       1,000,000   State Building Authority, State of Michigan, 1991
                    Revenue Bonds, Series II, 6.250%, 10/01/20               AA-     10/01 at 102       1,034,250
       2,750,000   State Building Authority, State of Michigan, 1991
                    Revenue Refunding Bonds, Series I,
                    6.250%, 10/01/20                                         AA-     10/01 at 102       2,844,188
       3,275,000   State of Michigan, Comprehensive Transportation
                    Bonds, Series 1992A, 5.750%, 5/15/12                     AA-      5/02 at 100       3,291,703
       2,500,000   State of Michigan, State Trunk Line Fund Bonds,
                    Series 1989A, 7.000%, 8/15/17 (Pre-refunded
                    to 8/15/99)                                              AAA      8/99 at 102       2,716,600
       1,750,000   State of Michigan, State Trunk Line Fund Bonds,
                    Series 1994A, 5.700%, 11/15/15                           AA-     11/04 at 102       1,757,000
       1,500,000   City of Ann Arbor, County of Washtenaw, State of
                    Michigan, Water Supply System Revenue Bonds,
                    Series T, 5.500%, 2/01/13                                Aaa  2/03 at 101 1/2       1,497,630
       2,400,000   Chippewa Valley Schools, County of Macomb, State
                    of Michigan, 1993 Refunding Bonds (General
                    Obligation-Unlimited Tax), 5.000%, 5/01/21               Aaa      5/03 at 102       2,150,064
       3,000,000   Clarkston Community Schools, County of Oakland,
                    State of Michigan, 1993 School Building and Site
                    and Refunding Bonds, 5.900%, 5/01/16                      Aa      5/03 at 102       3,027,930
       2,500,000   School District of the City of Detroit Wayne County,
                    Michigan, School Building and Site Bonds
                    (Unlimited Tax General Obligation), Series 1992,
                    6.250%, 5/01/12                                           Aa      5/01 at 102       2,602,475


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 6,500,000   City of Detroit, Michigan, Convention Facility
                    Limited Tax Revenue Refunding Bonds (Cobo Hall
                    Expansion Project), Series 1993, 5.250%, 9/30/12         Aaa      9/03 at 102     $ 6,270,810
       4,550,000   City of Detroit, Michigan, Sewage Disposal System
                    Revenue and Revenue Refunding Bonds, Series
                    1993-A, 5.700%, 7/01/13                                  Aaa      7/03 at 102       4,584,489
       4,500,000   City of Detroit, Michigan, Water Supply System
                    Revenue and Revenue Refunding Bonds, Series
                    1993, 4.750%, 7/01/19                                    Aaa      7/04 at 102       3,878,415
       3,000,000   Dexter Community Schools, Counties of Washtenaw
                    and Livingston, State of Michigan, 1993 School
                    Building and Site and Refunding Bonds, (General
                    Obligation Unlimited Tax), 5.000%, 5/01/17                Aa      5/03 at 102       2,747,670
       2,000,000   Board of Control of Ferris State University, General
                    Revenue Bonds, Series 1993, 6.250%, 10/01/19             Aaa     10/03 at 102       2,101,420
       6,750,000   The City of Grand Haven, Michigan, Electric System
                    Revenue Refunding Bonds, 1993 Series,
                    5.250%, 7/01/16                                          Aaa      7/03 at 102       6,339,195
       4,000,000   City of Kalamazoo Hospital Finance Authority,
                    Hospital Revenue Refunding and Improvement
                    Bonds (Bronson Methodist Hospital), Series 1996,
                    5.750%, 5/15/16                                          Aaa      5/06 at 102       3,978,840
       1,000,000   Kent Hospital Finance Authority (Michigan), Hospital
                    Revenue Refunding Bonds (Butterworth Hospital),
                    Series 1993A, 5.100%, 1/15/07                             A1     No Opt. Call         985,790
       2,000,000   City of Lansing, Board of Water and Light, Ingham
                    and Easton Counties, State of Michigan, Water
                    Supply and Electric Utility System Revenue Bonds,
                    Series 1994A, 4.900%, 7/01/11                             Aa      7/01 at 100       1,880,580
       6,000,000   County of Monroe, Michigan, Pollution Control
                    Revenue Bonds (The Detroit Edison Company
                    Project), Series A-1994, 6.350%, 12/01/04
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call       6,519,180
                   County of Monroe, Michigan, Pollution Control
                    Revenue Bonds (The Detroit Edison Company
                    Project), Series CC-1992:
       2,500,000    6.550%, 6/01/24 (Alternative Minimum Tax)                Aaa      6/03 at 102       2,678,875
       1,500,000    6.550%, 9/01/24 (Alternative Minimum Tax)                Aaa      9/03 at 103       1,614,240
                   Mount Clemens Housing Corporation, Multifamily
                    Housing Refunding Revenue Bonds, Series 1992A
                    (FHA Insured Mortgage Loan-Section 8 Assisted
                    Project):
       1,000,000    6.660%, 6/01/13                                          AAA      6/03 at 102       1,045,460
       1,500,000    6.600%, 6/01/22                                          AAA      6/03 at 102       1,549,260
       1,130,000   Board of Trustees of Oakland University, Michigan,
                    General Revenue Bonds, Series 1995,
                    5.750%, 5/15/15                                          Aaa      5/05 at 102       1,142,566


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,000,000   Reeths-Puffer Schools, County of Muskegon, State of
                    Michigan, 1995 School Building and Site and
                    Refunding Bonds, 5.750%, 5/01/15                         Aaa      5/05 at 101     $ 1,011,090
       3,615,000   Saginaw-Midland Municipal Water Supply
                    Corporation, State of Michigan, Water Supply
                    System Revenue Bonds (Limited Tax General
                    Obligation), Series 1993, 5.250%, 9/01/16                  A  9/02 at 101 1/2       3,471,701
       2,650,000   Regents of the University of Michigan, Hospital
                    Revenue Bonds, Series 1990, 6.375%, 12/01/24              Aa     12/00 at 100       2,717,415
       3,000,000   Regents of the University of Michigan, Hospital
                    Revenue Refunding Bonds, Series 1993A,
                    5.500%, 12/01/21                                          Aa     12/02 at 102       2,876,370
                   Charter County of Wayne, Michigan, Detroit
                    Metropolitan Wayne County Airport, Airport Revenue
                    Bonds (Detroit Metropolitan Wayne County Airport),
                    Subordinated Lien, Series 1993B:
       1,000,000    4.750%, 12/01/02 (Alternative Minimum Tax)               Aaa     No Opt. Call       1,001,050
       1,000,000    4.800%, 12/01/03 (Alternative Minimum Tax)               Aaa     No Opt. Call         997,750
       3,250,000   Board of Trustees of Western Michigan University,
                    General Revenue Bonds, Series 1993A,
                    5.500%, 7/15/16                                          Aaa      7/03 at 102       3,116,945
       1,000,000   Western Townships Utilities Authority, Sewage
                    Disposal System Refunding Bonds, Series 1991,
                    6.500%, 1/01/10                                          Aaa      1/02 at 100       1,065,290
       5,625,000   Commonwealth of Puerto Rico, Public Improvement
                    Refunding Bonds, Series 1993 (General Obligation
                    Bonds), 5.375%, 7/01/06                                  Aaa     No Opt. Call       5,895,730
       1,000,000   Commonwealth of Puerto Rico, Public Improvement
                    Bonds of 1995 (General Obligation Bonds),
                    5.750%, 7/01/24                                          Aaa  7/05 at 101 1/2       1,010,480
       5,750,000   Puerto Rico Public Buildings Authority, Public
                    Education and Health Facilities Refunding Bonds,
                    Series M, Guaranteed by the Commonwealth of
                    Puerto Rico, 5.750%, 7/01/15                               A  7/03 at 101 1/2       5,694,972
       1,000,000   Puerto Rico Ports Authority, Special Facilities
                    Revenue Bonds, 1993 Series A (American Airlines,
                    Inc. Project), 6.300%, 6/01/23 (Alternative
                    Minimum Tax)                                            Baa3      6/03 at 102       1,020,730
------------------------------------------------------------------------------------------------------------------
    $161,420,000   Total Investments - (cost $157,379,870) - 97.8%                                    162,879,338
=================-------------------------------------------------------------------------------------------------


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 1.4%
      $  700,000   The Economic Development Corporation of the
                    County of Delta Michigan, Environmental
                    Improvement Revenue Refunding Bonds, 1985
                    Series D (Mead-Escanaba Paper Company Project),
                    Variable Rate Demand Bonds, 3.600%, 12/01/23+            P-1                       $  700,000
         200,000   Regents of The University of Michigan, Adjustable
                    Rate Demand Hospital Revenue Refunding Bonds,
                    Series 1992A, Variable Rate Demand Bonds,
                    3.650%, 12/01/19+                                     VMIG-1                          200,000
       1,400,000   Regents of The University of Michigan, Hospital
                    Revenue Bonds, Series 1995A, Adjustable Rate
                    Demand Bonds, 3.650%, 12/01/27+                       VMIG-1                        1,400,000
------------------------------------------------------------------------------------------------------------------
     $ 2,300,000   Total Temporary Investment  - 1.4%                                                   2,300,000
=================-------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 0.8%                                                 1,304,671
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $166,484,009
==================================================================================================================


                                                                         NUMBER OF       MARKET           MARKET
                      STANDARD & POOR'S                   MOODY'S       SECURITIES        VALUE          PERCENT


  SUMMARY OF                         AAA                       Aaa           29       $ 84,730,872           52%
  RATINGS*                  AA+, AA, AA-          Aa1, Aa, Aa2, A3           16         44,741,619           27
  PORTFOLIO OF                        A+                        A1            5         13,962,235            9
  INVESTMENTS                      A, A-                 A, A2, A3            6         18,423,882           11
  (EXCLUDING             BBB+, BBB, BBB-     Baa1, Baa, Baa2, Baa3            1          1,020,730            1
  TEMPORARY
  INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------
  TOTAL                                                                      57       $162,879,338           100%
=================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN OHIO QUALITY INCOME MUNICIPAL FUND, INC (NUO)

  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 2,250,000   Ohio Air Quality Development Authority, State of
                    Ohio, Air Quality Development Refunding Revenue
                    Bonds, Series 1992 (Ashland Oil, Inc.
                    Project), 6.850%, 4/01/10                               Baa1      4/01 at 102     $ 2,341,373
       4,000,000   Ohio Air Quality Development Authority, State of
                    Ohio, Collateralized Pollution Control Revenue
                    Refunding Bonds, Series 1992 (The Cleveland
                    Electric Illuminating Company Project),
                    8.000%, 12/01/13                                         Aaa      6/02 at 103       4,652,640
       2,000,000   Ohio Air Quality Development Authority, Air
                    Quality Development Revenue Refunding Bonds
                    (JMGFunding Limited Partnership Project), Series
                    1994, 6.375%, 1/01/29 (Alternative Minimum Tax)          Aaa     10/04 at 102       2,099,840
         240,000   Ohio Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), 1988 Series A,
                    8.250%, 2/01/16 (Alternative Minimum Tax)                AAA      2/98 at 103         250,853
       9,475,000   Ohio Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), 1989 Series A,
                    7.650%, 3/01/29 (Alternative Minimum Tax)                AAA      9/99 at 102      10,002,000
         500,000   Ohio Water Development Authority, State of Ohio,
                    Water Development Revenue Refunding Bonds,
                    Refunding and Improvement Series,
                    8.000%, 12/01/18 (Pre-refunded to 12/01/00)              AAA     12/00 at 100         530,295
       1,000,000   Ohio Water Development Authority, State of Ohio,
                    Water Development Revenue Bonds, 1995 Fresh
                    Water Series, 5.900%, 12/01/21                           Aaa      6/05 at 102       1,013,420
       1,500,000   State of Ohio (OPFC), Higher Education Capital
                    Facilities Bonds, Series II-1992A, 5.500%, 12/01/06      AA-     12/01 at 102       1,549,650
       2,400,000   State of Ohio (Ohio Higher Educational Facility
                    Commission), Higher Educational Facility Mortgage
                    Revenue Bonds (University of Dayton 1992 Project),
                    6.600%, 12/01/17                                         Aaa     12/03 at 102       2,656,224
       2,850,000   State of Ohio (Ohio Higher Educational Facility
                    Commission), Higher Educational Facility Revenue
                    Bonds (Oberlin College Project), Series 1993,
                    5.375%, 10/01/15                                          AA     10/03 at 102       2,748,939
         500,000   State of Ohio (Ohio Higher Educational Facility
                    Commission), Higher Educational Facility Revenue
                    Bonds (Kenyon College Project), 5.375%, 12/01/16          A+     12/03 at 102         474,825
       1,350,000   State of Ohio (Ohio Higher Educational Facility
                    Commission), Higher Educational Facility
                    Revenue Refunding Bonds (John Carroll University),
                    5.300%, 11/15/14                                           A     11/03 at 102       1,312,781


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,000,000   State of Ohio (Ohio Higher Educational Facility
                    Commission), Higher Educational Facility Revenue
                    Bonds (University of Dayton 1994 Project),
                    5.800%, 12/01/14                                         Aaa     12/04 at 102     $ 1,020,110
       1,200,000   State of Ohio (Ohio Higher Educational Facility
                    Commission), Higher Educational Facility Revenue
                    Bonds (The University of Findlay 1996 Project),
                    6.125%, 9/01/16                                          N/R      9/06 at 101       1,179,792
       1,000,000   State of Ohio (Ohio Higher Educational Facility
                    Commission), Higher Educational Facility Revenue
                    Bonds, Series 1992 (Case Western Reserve
                    University Project), 6.000%, 10/01/22                     Aa     10/02 at 102       1,007,530
       3,000,000   State of Ohio Department of Transportation,
                    Certificates of Participation (Richenbacker Port
                    Authority Improvements), 6.125%, 4/15/15
                    (Alternative Minimum Tax)                                AA-     10/97 at 105       2,902,620
       1,000,000   State of Ohio (Ohio Building Authority), State
                    Facilities Bonds (Juvenile Correctional Building
                    Fund Projects), 1992 Series B, 6.000%, 10/01/12          AA-     10/02 at 102       1,011,220
       3,000,000   State of Ohio (Ohio Building Authority), State
                    Facilities Bonds (Adult Correctional Building Fund
                    Projects), 1993 Series A, 6.125%, 10/01/12               AA-     10/03 at 102       3,117,330
       1,000,000   State of Ohio, Full Faith and Credit, General
                    Obligation Infrastructure Improvement Bonds,
                    Series 1992, 0.000%, 9/01/99                              Aa     No Opt. Call         895,690
       4,000,000   State of Ohio, Ohio Air Quality Development
                    Authority, Air Quality Development Revenue
                    Refunding Bonds (JMGFunding, Limited
                    Partnership Project), Series 1994, 6.375%, 4/01/29
                    (Alternative Minimum Tax)                                Aaa     10/04 at 102       4,199,680
       1,575,000   The Ohio State University (AState University of
                    Ohio), General Receipts Bonds, Series 1992 A1,
                    5.875%, 12/01/12                                         Aa2     12/02 at 102       1,592,577
         500,000   Adams County/Ohio Valley School District, Counties
                    of Adams and Highland, Ohio, School Improvement
                    Unlimited Tax General Obligation Bonds, Series
                    1995, 5.250%, 12/01/21                                   Aaa     12/05 at 102         476,315
       1,500,000   City of Akron, Ohio, Waterworks System Mortgage
                    Revenue Improvement Bonds, Series 1991,
                    6.550%, 3/01/12 (Pre-refunded to 3/01/01)                Aaa      3/01 at 102       1,645,155
       2,000,000   County of Ashtabula, Ohio, Industrial Development
                    Refunding Revenue Bonds, 1992 Series A (Ashland
                    Oil, Inc. Project), 6.900%, 5/01/10                     Baa1      5/02 at 102       2,120,100
       2,000,000   City of Barberton, Ohio Hospital Facilities Revenue
                    Bonds, Series 1992 (The Barberton Citizens
                    Hospital Company Project), 7.250%, 1/01/12                 A      1/02 at 102       2,242,800


   PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


                   Berea City School District, Ohio, School Improvement
                    Bonds, Series 1993 (General Obligation Unlimited
                    Tax Bonds):
      $  650,000    7.500%, 12/15/06                                         Aaa     12/03 at 102      $  758,745
         680,000    7.450%, 12/15/07                                         Aaa     12/03 at 102         788,759
         825,000   Bowling Green State University, Ohio, General
                    Receipts Bonds, Series 1991, 6.700%, 6/01/07               A      6/01 at 102         886,760
       1,750,000   Brecksville-Broadview Heights City School District,
                    Ohio, School Improvement Bonds, Series 1996
                    (General Obligation Unlimited Tax Bonds),
                    6.500%, 12/01/16                                         Aaa     12/06 at 102       1,920,888
       1,000,000   Buckeye Local School District General Obligation,
                    5.625%, 12/01/11                                         Aaa     12/03 at 102       1,019,430
       1,000,000   County of Butler, Ohio, Hospital Facilities Revenue
                    Refunding and Improvement Bonds, Series 1991
                    (Fort Hamilton-Hughes Memorial Hospital Center),
                    7.500%, 1/01/10                                          Baa      1/02 at 102       1,065,870
         445,000   City of Hamilton and County of Butler, Hospital
                    Facilities Revenue Refunding, Fort Hamilton-
                    Hughes Memorial Hospital Center, 7.250%, 1/01/01         Baa     No Opt. Call         460,014
                   City of Cambridge, Ohio, Hospital Revenue
                    Refunding Bonds, Series 1991 (Guernsey Memorial
                    Hospital Project):
       1,680,000    8.000%, 12/01/06                                         BBB     12/01 at 102       1,856,887
         750,000    8.000%, 12/01/11                                         BBB     12/01 at 102         825,503
       2,000,000   County of Carroll, Ohio, Hospital Improvement
                    Revenue Bonds, Series 1991 (Timken Mercy Medical
                    Center), 7.125%, 12/01/18 (Pre-refunded to 12/01/01)     AAA     12/01 at 102       2,260,200
       2,675,000   County of Clermont, Ohio, Hospital Facilities Revenue
                    Refunding Bonds, Series 1993 A (Mercy Health
                    System), 5.875%, 1/01/15                                 Aaa      1/03 at 102       2,718,817
       1,385,000   County of Clermont, Ohio, Mortgage Revenue Bonds,
                    Series 1994, (GNMA Collateralized-S.E.M. Villa II
                    Project), Series 1994-A, 5.950%, 2/20/30                 Aaa      8/03 at 103       1,380,970
       2,500,000   County of Clermont, Ohio, Waterworks System
                    Revenue Bonds, Series 1991, Clermont County
                    Sewer District, 6.625%, 12/01/14 (Pre-refunded
                    to 12/01/01)                                             Aaa     12/01 at 102       2,777,825
       1,000,000   City of Cleveland, Ohio, Various Purpose General
                    Obligation Bonds, Series 1991A, 6.750%, 10/01/11
                    (Pre-refunded to 10/01/01)                               Aaa     10/01 at 102       1,113,290
       2,075,000   City of Cleveland, Ohio, Airport System Revenue
                    Bonds, 1990 Series A, 7.400%, 1/01/20 (Alternative
                    Minimum Tax)                                             Aaa      1/00 at 102       2,257,123


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,000,000   City of Cleveland, Ohio, Public Power System
                    Improvement First Mortgage Revenue Bonds,
                    Series 1991B, 7.000%, 11/15/17                           Aaa     11/01 at 102     $ 3,327,600
       2,000,000   City of Cleveland, Ohio, Public Power System First
                    Mortgage Revenue Bonds, Series 1994A,
                    7.000%, 11/15/24 (Pre-refunded to 11/15/04)              Aaa     11/04 at 102       2,321,240
       1,000,000   City of Cleveland, Ohio, Regional Sewer District,
                    6.750%, 4/01/07 (Pre-refunded to 5/15/04)                Aaa      5/04 at 100       1,124,210
         500,000   Cleveland State University (AState University of
                    Ohio), General Receipts Bonds, Series 1993,
                    5.500%, 6/01/13                                          Aaa      6/03 at 102         500,455
                   City of Cleveland, Ohio, Waterworks Improvement
                    First Mortgage Revenue Refunding Bonds,
                    Series F, 1992B:
       2,965,000    6.500%, 1/01/11                                          Aaa      1/02 at 102       3,210,532
       3,720,000    6.250%, 1/01/16                                          Aaa      1/02 at 102       3,901,387
       1,575,000   City of Cleveland, Ohio, Waterworks Improvement
                    First Mortgage Revenue Bonds, Series F, 1992 A,
                    6.500%, 1/01/21 (Pre-refunded to 1/01/02)                Aaa      1/02 at 102       1,738,154
       1,000,000   City of Cleveland, Ohio, Waterworks Improvement
                    First Mortgage Refunding Revenue Bonds, Series G,
                    1993, 5.500%, 1/01/21                                    Aaa     No Opt. Call         995,340
       7,335,000   City of Cleveland, Waterworks Improvement and
                    Refunding Revenue Bonds, 1st Mortgage Series
                    1996-H, 5.750%, 1/01/26                                  Aaa      1/06 at 102       7,337,494
          35,000   City of Cleveland, Ohio, First Mortgage Revenue
                    Refunding Bonds, Series F, 1992-B, 6.500%, 1/01/11
                    (Pre-refunded to 1/01/02)                                Aaa      1/02 at 102          38,626
       2,000,000   City of Columbus, Ohio, General Obligation
                    Refunding Bonds, Series 1992B, 6.500%, 1/01/10           Aaa      1/02 at 102       2,195,080
       1,950,000   City School District of Columbus, Franklin County,
                    Ohio, School Building Renovation and Improvement
                    Bonds, Series 1992 (General Obligation-Unlimited
                    Tax), 6.650%, 12/01/12 (Pre-refunded to 12/01/02)        Aaa     12/02 at 102       2,188,544
                   Columbus Municipal Airport Authority, Airport
                    Improvement Revenue Bonds, Series 1994A (Port
                    Columbus International Airport Project):
         830,000    5.950%, 1/01/08 (Alternative Minimum Tax)                Aaa      1/04 at 102         862,636
       1,000,000    6.000%, 1/01/14 (Alternative Minimum Tax)                Aaa      1/04 at 102       1,023,490
       2,500,000   City of Columbus, Ohio, Sewerage System Revenue
                    Refunding Bonds, Series 1992, 6.250%, 6/01/08            AA-      6/02 at 102       2,658,925
       1,500,000   County of Cuyahoga, Ohio, Hospital Improvement
                    Revenue Bonds, Series 1992 (University Hospitals
                    Health System, Inc. Project), 6.500%, 1/15/19             Aa      1/02 at 102       1,551,975


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,170,000   County of Cuyahoga, Ohio, Hospital Facilities
                    Revenue Bonds, Series 1993, Health Cleveland,
                    Inc. (Fairview General Hospital Project),
                    6.300%, 8/15/15                                           A1      2/03 at 102     $ 1,190,966
       3,250,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds
                     (Meridia Health System), Series 1991,
                    7.000%, 8/15/23                                           A1      8/01 at 102       3,489,428
       1,000,000   County of Cuyahoga, Ohio, Hospital Improvement
                    and Refunding Revenue Bonds, Series 1997 (The
                    MetroHealth System Project), 5.625%, 2/15/17 (WI)        Aaa      2/07 at 102         991,670
       3,200,000   City of Dayton, Ohio, Airport Revenue Refunding
                    Bonds, Series 1992 (James M. Cox Dayton
                    International Airport), 5.800%, 12/01/11                 Aaa 12/02 at 101 1/2       3,271,808
       2,000,000   Dublin City School District, Franklin, Delaware and
                    Union Counties, Ohio, Various Purpose School
                    Building Construction and Improvement Bonds
                    (General Obligation - Unlimited Tax),
                    6.200%, 12/01/19                                         Aaa     12/02 at 102       2,096,380
       1,300,000   County of Franklin, Ohio, Refunding Bonds, Series
                    1993 (Limited Tax General Obligation Bonds),
                    5.375%, 12/01/20                                         Aaa     12/08 at 102       1,262,495
       2,200,000   The Franklin County Convention Facilities Authority,
                    Tax and Lease Revenue Anticipation Refunding
                    Bonds, Series 1992, 5.850%, 12/01/19                     Aaa     12/02 at 102       2,216,962
       3,450,000   County of Franklin, Ohio, First Mortgage Revenue,
                    Series 1979 (OCLC Inc Project), 7.500%, 6/01/09          Aaa     No Opt. Call       3,873,281
       1,365,000   County of Franklin, Ohio, Health Care Facilities
                    Revenue Bonds, Series 1993 (Ohio Presbyterian
                    Retirement Services), 6.500%, 7/01/23                    N/R      7/03 at 102       1,304,681
       1,500,000   County of Franklin, Ohio, Hospital Revenue
                    Refunding and Improvement Bonds, 1992 Series A
                    (The Children's Hospital Project), 6.600%, 5/01/13        Aa     11/02 at 102       1,619,565
       3,000,000   County of Franklin, Ohio, Hospital Facilities
                    Refunding Revenue Bonds, Series 1993A (Riverside
                    United Methodist Hospital Project), 5.750%, 5/15/20       Aa      5/03 at 102       2,967,450
                   County of Franklin, Ohio, Hospital Refunding and
                    Improvement Revenue Bonds, 196 Series A (The
                    Children's Hospital Project):
       1,000,000    5.750%, 11/01/20                                          Aa     11/06 at 101         989,050
       1,500,000    5.875%, 11/01/25                                          Aa     11/06 at 101       1,499,835
         990,000   County of Franklin, Ohio, Multifamily Housing
                    Mortgage Revenue Bonds, Series 1994A (FHA
                    Insured Mortgage Loan-Hamilton Creek
                    Apartments Project), 5.550%, 7/01/24 (Alternative
                    Minimum Tax)                                              Aa      1/05 at 103         927,858


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 6,180,000   County of Franklin, Ohio, Mortgage Revenue Bonds,
                    Series 1992A, (FHA Insured Mortgage Loan -
                    Kensington Place Project), 6.750%, 1/01/34                Aa      1/02 at 103     $ 6,370,220
         500,000   County of Franklin, Ohio, Revenue Bonds, Series
                    1993 (Oclc Online Computer Library Center,
                    Incorporated Project), 6.000%, 4/15/13                   N/R      4/03 at 100         494,690
       3,250,000   City of Garfield Heights, Ohio, Hospital Improvement
                    and Refunding Revenue Bonds, Series 1992B
                    (Marymount Hospital Project), 6.650%, 11/15/11             A     11/02 at 102       3,463,720
       1,250,000   City of Hamilton, Ohio, Electric System Mortgage
                    Revenue Bonds, 1992 Series B, 6.300%, 10/15/25           Aaa     10/02 at 102       1,321,238
       1,000,000   Hamilton County, Ohio, Sewer System Improvement
                    and Refunding Revenue Bonds, 1991 Series A
                    (The Metropolitan Sewer District of Greater
                    Cincinnati), 6.700%, 12/01/13                            AAA      6/01 at 102       1,105,370
       2,700,000   Indian Lake Local School District, Logan and Auglaize
                    Counties, Ohio, School Facilities Construction and
                    Improvement Bonds (General Obligation-
                    Unlimited Tax), 5.375%, 12/01/23                         Aaa     12/06 at 101       2,614,113
       3,000,000   Kent State University (A State University of Ohio),
                    General Receipts Bonds, Series 1992,
                    6.500%, 5/01/22                                          Aaa      5/02 at 102       3,253,710
       1,500,000   Kent State University, General Receipts Bonds,
                    Series 1996, 5.500%, 5/01/28                             Aaa     11/06 at 102       1,459,515
       1,000,000   City of Lakewood, Ohio, Various Purpose General
                    Obligation Bonds, Series 1992 (Limited Tax
                    Obligation), 6.500%, 12/01/12                             Aa     12/02 at 102       1,089,200
       2,100,000   Lakota Local School District, County of Butler, Ohio,
                    School Improvement Unlimited Tax General
                    Obligation Bonds, Series 1994, 6.250%, 12/01/14          Aaa     12/05 at 100       2,217,117
       1,000,000   County of Marion, Ohio, Health Care Facilities
                    Refunding and Improvement Revenue Bonds,
                    Series 1993 (United Church Homes, Inc. Project),
                    6.300%, 11/15/15                                        BBB-     11/03 at 102       1,001,220
       2,500,000   County of Marion, Ohio, Hospital Refunding and
                    Improvement Revenue Bonds, Series 1996 (The
                    Community Hospital), 6.375%, 5/15/11                    BBB+      5/06 at 102       2,535,450
       1,400,000   City of Middleburg Heights, Ohio, Hospital
                    Improvement Revenue Bonds, Series 1991
                    (Southwest General Hospital Project),
                    6.750%, 8/15/21 (Pre-refunded to 8/15/01)                AAA      8/01 at 102       1,553,006
       1,800,000   Montgomery County, Ohio, Sewer System Revenue
                    Refunding Bonds, Greater Moraine Beavercreek
                    Sewer District, Series 1993, 5.600%, 9/01/11             Aaa      9/02 at 102       1,823,742


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,500,000   County of Montgomery, Ohio, Hospital Facilities
                    Revenue Refunding and Improvement Bonds,
                    Series 1996 (Kettering Medical Center),
                     5.625%, 4/01/16                                         Aaa      4/06 at 102     $ 1,489,440
       1,000,000   County of Montgomery, Ohio, Water Revenue Bonds,
                    Greater Moraine-Beavercreek Sewer District Series
                    1992, 6.250%, 11/15/17                                   Aaa     11/02 at 102       1,053,690
       2,500,000   City of Mount Vernon, Ohio, Hospital Refunding
                    Revenue Bonds, Series 1986A (Knox Community
                    Hospital), 7.875%, 6/01/12                               N/R      6/02 at 100       2,577,300
       1,000,000   City of Newark, Ohio, Water System Improvement
                    Bonds (Limited Tax General Obligation),
                    6.000%, 12/01/18                                         Aaa     12/03 at 102       1,028,540
                   North Canton City School District, Ohio, School
                    Improvement Bonds, Series 1994 (General
                    Obligation Unlimited Tax):
         650,000    9.750%, 12/01/03                                         Aaa     No Opt. Call         838,559
         715,000    9.700%, 12/01/04                                         Aaa     No Opt. Call         939,832
       2,000,000   Northeast Ohio Regional Sewer District, Wastewater
                    Improvement Revenue Refunding Bonds, Series
                    1995, 5.600%, 11/15/16                                   Aaa     11/05 at 101       1,989,160
       1,250,000   City of Oxford, Ohio, Water Supply System Mortgage
                    Revenue, Series 1992 Refunding Bonds,
                    6.000%, 12/01/14                                         Aaa     12/02 at 102       1,295,263
       1,000,000   Pickerington Local School District, Fairfield and
                    Franklin Counties, Ohio, School Building
                    Construction and Improvement Bonds (General
                    Obligation-Unlimited Tax), 5.375%, 12/01/19              Aaa     12/04 at 102         958,080
       1,000,000   Revere Local School District, Ohio, School
                    Improvement Bonds, Series 1993 (General
                    Obligation Unlimited Tax Bonds), 6.000%, 12/01/16        Aaa     12/03 at 102       1,032,760
       1,400,000   Reynoldsburg City School District, Franklin, Fairfield
                    and Licking Counties, Ohio, General Obligation
                    Bonds (Unlimited Tax), For School Building
                    Construction and Improvement, 6.550%, 12/01/17           Aaa     12/02 at 102       1,526,896
       1,000,000   Solon City School District, Ohio, School
                    Improvement Bonds, Series 1990, General
                    Obligation Unlimited Tax Bonds, 7.150%, 12/01/13
                    (Pre-refunded to 12/01/01)                               N/R     12/01 at 102       1,128,380
       2,000,000   Southwest Regional Water District (Ohio),
                    Waterworks System Revenue Bonds, Series 1995,
                    6.000%, 12/01/20                                         Aaa     12/05 at 101       2,058,920
       2,870,000   City of Strongsville, Ohio, Various Purpose
                    Improvement Bonds, Series 1996 (General
                    Obligation-Limited Tax), 5.950%, 12/01/21                 Aa     12/06 at 102       2,924,702


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,895,000   The Student Loan Funding Corporation, Cincinnati,
                    Ohio, Student Loan Subordinated Revenue
                    Refunding Bonds, Series 1992 D, 6.600%, 7/01/05
                    (Alternative Minimum Tax)                                  A      7/02 at 100     $ 4,014,692
       1,700,000   The Student Loan Funding Corporation, Cincinnati,
                    Ohio, Student Loan Senior Subordinated Revenue
                    Bonds, Series 1993 A, 6.150%, 8/01/10 (Alternative
                    Minimum Tax)                                              A1      8/03 at 100       1,713,106
       1,000,000   Sylvania City School District, General Obligation
                    (Unlimited Tax), Series 1995, 5.800%, 12/01/15           Aaa     12/05 at 101       1,020,110
       3,000,000   Toledo-Lucas County, Lodging Tax Convention
                    Center, Series 1996, 5.700%, 10/01/15                    Aaa     10/06 at 102       3,039,300
       1,135,000   City of Toledo, Ohio, General Obligation (Limited
                    Tax), Various Purpose Improvement Bonds, Series
                    1994, 7.000%, 12/01/03                                   Aaa     No Opt. Call       1,291,300
         750,000   County of Tuscarawas, Ohio, Hospital Facilities
                    Revenue Bonds, Series 1993A (Union Hospital
                    Project), 6.500%, 10/01/21                               Baa     10/03 at 102         746,084
       3,500,000   University of Cincinnati, General Receipts Bonds,
                    Series D, 6.300%, 6/01/12                                AA-     12/02 at 102       3,693,024
       1,000,000   The University of Toledo (A State University of Ohio),
                    General Receipts Bonds, Series 1992B,
                    5.900%, 6/01/20                                          Aaa     12/02 at 102       1,010,830
       1,000,000   Upper Arlington City School District, General
                    Obligation Bonds, Series 1996, 5.250%, 12/01/22          Aaa     12/06 at 101         951,770
       1,000,000   City of Washington, Ohio, Water System Mortgage
                    Revenue Bonds, Series 1993, 5.375%, 12/01/19             Aaa     12/03 at 101         947,100
       2,000,000   Board of Education, Wayne Local School District,
                    County of Warren, Ohio, School Improvement
                    Bonds, Series 1996 (Unlimited Tax General
                    Obligation), 6.100%, 12/01/24                            Aaa     12/06 at 102       2,077,740
       3,000,000   Board of Education, West Clermont Local School
                    District, County of Clermont, Ohio, School
                    Improvement Bonds, Series 1995 (Unlimited Tax
                    General Obligation), 6.000%, 12/01/18                    Aaa     12/05 at 100       3,083,490
       1,820,000   Worthington City School District, Franklin County,
                    Ohio, General Obligation Refunding Bonds
                    (Unlimited Tax), 6.375%, 12/01/12                        Aaa      6/02 at 102       1,962,378
       1,500,000   Commonwealth of Puerto Rico, Public Improvement
                    Refunding Bonds, Series 1987 (General Obligation
                    Bonds), 3.000%, 7/01/06                                    A      7/97 at 100       1,243,320
       2,500,000   Commonwealth of Puerto Rico, Public Improvement
                    Bonds of 1992 (General Obligation Bonds),
                    6.600%, 7/01/13 (Pre-refunded to 7/01/02)                Aaa  7/02 at 101 1/2       2,792,150
       2,000,000   Commonwealth of Puerto Rico, Public Improvement
                    Bonds of 1996 (General Obligation Bonds),
                    5.400%, 7/01/25                                            A  7/06 at 101 1/2       1,890,460


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,300,000   Puerto Rico Public Buildings Authority, Public
                    Education and Health Facilities Refunding Bonds,
                    Series M, Guaranteed by the Commonwealth of
                    Puerto Rico, 5.750%, 7/01/15                               A  7/03 at 101 1/2     $ 1,287,558
       1,000,000   Puerto Rico Industrial, Medical and Environmental
                    Pollution Control Facilities Financing Authority,
                    Adjustable Rate Industrial Revenue Bonds, 1983
                    Series A (Motorola, Inc. Project), 6.750%, 1/01/14        AA      1/02 at 103       1,095,240
------------------------------------------------------------------------------------------------------------------
    $213,255,000   Total Investments - (cost $213,178,732) - 99.2%                                    222,815,442
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.4%
      $  800,000   Ohio Air Quality Development Authority, State of
================    Ohio, Air Quality Development Revenue Refunding
                    Bonds (The Cincinnati Gas and Electric Company
                    Project), 1995 Series B, Variable Rate Demand
                    Bonds, 3.650%, 9/01/30+                               VMIG-1                          800,000
------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 0.4%                                                 1,089,815
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $224,705,257
==================================================================================================================


                                                                         NUMBER OF       MARKET           MARKET
                       STANDARD & POOR'S                  MOODY'S       SECURITIES        VALUE          PERCENT


  SUMMARY OF                         AAA                       Aaa           70       $137,755,082          62%
  RATINGS*                  AA+, AA, AA-         Aa1, Aa, Aa2, Aa3           20         42,212,600          19
  PORTFOLIO OF                        A+                        A1            4          6,868,325           3
  INVESTMENTS                      A, A-                 A, A2, A3            8         16,342,091           7
  (EXCLUDING             BBB+, BBB, BBB-     Baa1, Baa, Baa2, Baa3            9         12,952,501           6
  TEMPORARY                    Non-rated                 Non-rated            5          6,684,843           3
  INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------
  TOTAL                                                                     116       $222,815,442         100%
=================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
(WI) Security purchased on a when-issued basis (note 1).
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


NUVEEN TEXAS QUALITY INCOME MUNICIPAL FUND (NTX)

  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE



     $ 4,490,000   Board of Regents of Texas Southern University,
                    Consolidated Revenue Refunding Bonds, Series
                    1993-A, 5.750%, 8/01/18                                  Aaa      8/03 at 101     $ 4,459,872
       4,900,000   Board of Regents of Texas Tech University, Revenue
                    Financing System Refunding and Improvement
                    Bonds, Third Series (1996), 5.375%, 2/15/17              Aaa      2/06 at 100       4,736,634
       3,070,000   State of Texas, Veterans' Bonds, Series 1985, General
                    Obligation Bonds, 8.300%, 12/01/16
                    (Pre-refunded to 12/01/99)                               AAA     12/99 at 100       3,405,183
       4,595,000   State of Texas, Veterans' Housing Assistance Bonds,
                    Series 1993, General Obligation Bonds,
                    6.800%, 12/01/23 (Alternative Minimum Tax)                Aa     12/03 at 102       4,789,369
       2,000,000   State of Texas, Veteran's Land Bonds, Series 1994,
                    General Obligation Bonds, 6.400%, 12/01/24
                    (Alternative Minimum Tax)                                 Aa     12/04 at 100       2,098,220
       5,000,000   Texas Department of Housing and Community
                    Affairs, Single Family Mortgage Revenue Bonds,
                    1996 Series E, 6.000%, 9/01/17                           Aaa      9/06 at 102       5,007,950
       1,500,000   Texas Health Facilities Development Corporation,
                    Hospital Revenue Bonds (All Saints Episcopal
                    Hospitals of Fort Worth Project), Series 1993B,
                    6.250%, 8/15/22                                          Aaa      8/03 at 102       1,568,010
         625,000   Texas Municipal Power Agency, Refunding Revenue
                    Bonds, Series 1992, 5.750%, 9/01/12
                    (Pre-refunded to 9/01/02)                                Aaa      9/02 at 100         662,063
       2,015,000   Texas Turnpike Authority, Dallas North Tollway
                    Revenue Bonds, Series 1989, 6.000%, 1/01/20                A      1/98 at 100       2,017,277
       3,500,000   Abilene Health Facilities Development Corporation,
                    Hospital Revenue Refunding and Improvement
                    Bonds (Hendrick Medical Center Project), Series
                    1995C, 6.150%, 9/01/25                                   Aaa      9/05 at 102       3,622,255
         345,000   Abilene Housing Development Corporation, First
                    Lien Revenue Bonds, Series 1978, 7.000%, 7/01/08         N/R     No Opt. Call         343,661
                   Alamo Community College District, General
                    Obligation Bonds, Series 1992:
       1,000,000    5.000%, 2/15/10                                           Aa      2/00 at 100         965,150
       1,000,000    5.000%, 2/15/11                                           Aa      2/00 at 100         958,590
       5,295,000   Alliance Airport Authority, Inc., Special Facilities
                    Revenue Bonds, Series 1990 (American Airlines,
                    Inc. Project), 7.500%, 12/01/29 (Alternative
                    Minimum Tax)                                            Baa2     12/00 at 102       5,653,948
       4,500,000   Amarillo Health Facilities Corporation Hospital
                    Revenue Bonds (High Plains Baptist Hospital
                    Project), Series 1992C, 6.500%, 1/01/07                  Aaa      1/02 at 102       4,887,090


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,500,000   City of Austin, Texas, Combined Utility Systems
                    Revenue Refunding Bonds, Series 1991,
                    6.750%, 5/15/12 (Pre-refunded to 5/15/01)                  A      5/01 at 102     $ 3,847,865
       2,500,000   City of Austin, Texas, Combined Utility Systems
                    Revenue Refunding Bonds, Series 1992,
                    5.750%, 11/15/16                                         Aaa     11/02 at 100       2,507,675
       1,885,000   Baytown Housing Finance Corporation, Single Family
                    Mortgage Revenue Refunding Bonds, Series
                    1992-A, 8.500%, 9/01/11                                   A1      9/02 at 103       2,096,610
       1,000,000   The City of Beaumont, Texas, Public Improvement
                    Bonds, Series 1992, 6.250%, 3/01/10
                    (Pre-refunded to 3/01/02)                                Aaa      3/02 at 100       1,077,980
       1,000,000   Bexar Metropolitan Water District, Waterworks
                    System Revenue Bonds, Series 1994,
                    5.000%, 5/01/19 (Pre-refunded to 5/01/15)                Aaa      5/15 at 100         955,530
       1,225,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1990A,
                    8.125%, 2/01/20 (Alternative Minimum Tax)               BBB+      2/00 at 102       1,339,378
       2,110,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1987A,
                    9.875%, 10/01/17 (Alternative Minimum Tax)              BBB+     10/97 at 102       2,220,205
       2,000,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1994A,
                    7.875%, 3/01/21 (Alternative Minimum Tax)               BBB+      3/01 at 102       2,192,060
       1,500,000   Brazos River Authority (Texas), Collateralized
                    Pollution, Control Revenue Refunding Bonds (Texas
                    Utilities Electric Company Project), Series 1992,
                    6.500%, 12/01/27 (Alternative Minimum Tax)               Aaa     12/02 at 102       1,606,200
       5,500,000   Brazos River Authority (Texas), Collateralized
                    Revenue Refunding Bonds (Houston Lighting and
                    Power Company Project), Series 1988D,
                    7.750%, 10/01/15                                          A2     10/98 at 102       5,848,040
       1,200,000   Brazos River Authority (Texas), Collateralized
                    Revenue Refunding Bonds (Houston Lighting and
                    Power Company Project), Series 1993,
                    5.600%, 12/01/17                                         Aaa     12/03 at 102       1,168,968
       2,300,000   Brazos Higher Education Authority, Inc., Student
                    Loan Revenue Refunding Bonds, Series 1992-A,
                    6.875%, 9/01/04 (Alternative Minimum Tax)                  A      3/02 at 102       2,485,081
       1,055,000   Brazos Higher Education Authority, Inc., Student
                    Loan Revenue Refunding Bonds, Series 1992C-1,
                    6.650%, 11/01/04 (Alternative Minimum Tax)                Aa     No Opt. Call       1,129,367


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


      $  250,000   Brazos Higher Education Authority, Inc. Student
                    Loan Revenue Refunding Bonds, Subordinate
                    Series 1993A-2, 6.800%, 12/01/04 (Alternative
                    Minimum Tax)                                               A     No Opt. Call      $  272,258
       2,000,000   City of Brownsville, Texas, General Obligation
                    Refunding Bonds, Series 1991, 6.750%, 2/15/12
                    (Pre-refunded to 2/15/01)                                Aaa      2/01 at 100       2,170,980
       3,500,000   City of Brownsville, Texas Utilities System Priority
                    Revenue Bonds, Series 1990, 6.500%, 9/01/17
                    (Pre-refunded to 9/01/00)                                Aaa      9/00 at 102       3,808,875
       4,035,000   City of Bryan, Texas (Brazos County), Lease Revenue
                    Bonds (Blinn College Project), Series 1995,
                    5.300%, 10/01/16                                         Aaa     10/05 at 100       3,847,574
       2,500,000   Burleson Independent School District (Johnson and
                    Tarrant Counties, Texas), Unlimited Tax Refunding
                    Bonds, Series 1995, 5.375%, 8/01/19                      Aaa      8/06 at 100       2,399,225
       1,000,000   Caddo Mills Independent School District (Hunt
                    County, Texas), Unlimited Tax School Building and
                    Refunding Bonds, Series 1995, 6.375%, 8/15/25            AAA      2/05 at 100       1,053,220
       4,130,000   Coppell Independent School District (Dallas County,
                    Texas), Unlimited Tax School Building and
                    Refunding Bonds, Series 1992, 0.000%, 8/15/14            Aaa 8/09 at 75 10/32       1,474,369
                   City of Corpus Christi, Texas, General Improvement
                    and Refunding Bonds, Series 1992:
       1,975,000    6.700%, 3/01/08 (Pre-refunded to 3/01/02)                Aaa      3/02 at 100       2,168,214
       1,475,000    6.700%, 3/01/08                                          Aaa      3/02 at 100       1,587,277
       5,020,000   Dallas-Fort Worth International Airport, Facility
                    Improvement Corporation, United Parcel Service,
                    Inc. Revenue Bonds, Series 1992, 6.600%, 5/01/32
                    (Alternative Minimum Tax)                                Aaa      5/02 at 102       5,325,316
       1,500,000   City of Dallas, Texas (Dallas, Denton and Collin
                    Counties), Combination Tax and Surplus Revenue,
                    Certificates of Obligation, Series 1992,
                    6.250%, 1/01/20                                          AAA      1/02 at 100       1,546,830
       1,000,000   City of Dallas, Texas (Dallas County), Civic Center
                    Convention Complex, Senior Lien Revenue Bonds,
                    1985 Series, 8.000%, 1/01/09                               A      7/97 at 100       1,015,930
       2,130,000   City of Dallas, Texas (Dallas, Denton and Collin
                    Counties), Waterworks and Sewer System Revenue
                    Refunding and Improvement Bonds, Series 1995,
                    4.500%, 4/01/14                                           Aa  4/02 at 101 1/2       1,838,637
       1,645,000   El Paso Housing Finance Corporation, Single Family
                    Mortgage Revenue Refunding Bonds, Series 1991A,
                    8.750%, 10/01/11                                           A      4/01 at 103       1,836,741


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 2,800,000   City of Ennis, Texas (Ennis County), General
                    Obligation Refunding and Improvement Bonds,
                    Series 1992, 6.500%, 8/01/13                             Aaa      8/02 at 100     $ 3,001,880
       1,185,000   Fort Bend County Levee Improvement District
                    No. 11 (APolitical Subdivision of the State of
                    Texas, located within Fort Bend County), Unlimited
                    Tax Levee Improvement Bonds, Series 1994,
                    6.900%, 9/01/17                                          Aaa      9/04 at 100       1,311,807
       1,450,000   Industrial Development Corporation of The City of
                    Galveston, Sales Tax Revenue Bonds, Series 1995,
                    5.750%, 9/01/15                                          Aaa      9/05 at 100       1,458,207
       1,120,000   City of Galveston Property Finance Authority, Inc.,
                    Single Family Mortgage Revenue Bonds, Series
                    1991A, 8.500%, 9/01/11                                     A      9/01 at 103       1,214,461
       1,000,000   City of Georgetown Higher Eduction, Finance
                    Corporation, Higher Education Revenue Bonds,
                    Series 1994 (Southwestern University Project),
                    6.300%, 2/15/14                                           A1      2/04 at 100       1,029,980
       3,000,000   Guadalupe-Blanco River Authority, Sewage and
                    Solid Waste Disposal Facility Bonds (E.I. du Pont
                    de Nemours and Company Project), Series 1996,
                    6.400%, 4/01/26 (Alternative Minimum Tax)                AA-      4/06 at 102       3,146,910
       2,000,000   Harris County, Texas, Toll Road Unlimited Tax and
                   Subordinate Lien, Revenue Refunding Bonds, Series
                    1992A, 6.500%, 8/15/15                                    Aa      8/02 at 102       2,150,580
       3,500,000   Harris County, Texas, Toll Road Senior Lien, Revenue
                    Refunding Bonds, Series 1994, 5.375%, 8/15/20            Aaa      8/04 at 102       3,312,330
                   Harris County, Texas, Toll Road Senior Lien Revenue
                    Refunding Bonds, Series 1992A:
       1,780,000    6.500%, 8/15/17 (Pre-refunded to 8/15/02)                Aaa      8/02 at 102       1,979,218
         320,000    6.500%, 8/15/17                                          Aaa      8/02 at 102         348,077
                   Harris County, Texas, Toll Road Senior Lien Revenue
                    Refunding Bonds, Series 1992B:
       1,680,000    6.625%, 8/15/17 (Pre-refunded to 8/15/97)                Aaa      8/97 at 102       1,740,967
         320,000    6.625%, 8/15/17                                          Aaa      8/97 at 102         331,190
       4,000,000   Harris County Health Facilities Development
                    Corporation, Hospital Revenue Bonds (Texas
                    Children's Hospital Project), Series 1989A,
                    7.000%, 10/01/19 (Pre-refunded to 10/01/99)              Aaa     10/99 at 102       4,355,840
       6,110,000   Harris County Health Facilities Development
                    Corporation (Texas), Hospital Revenue Bonds
                    (Memorial Hospital System Project), Series 1992,
                    7.125%, 6/01/15                                           A2      6/02 at 102       6,611,631
       3,070,000   The Harrison County Finance Corporation, Single
                    Family Mortgage Revenue Refunding Bonds, Series
                    1991, 8.875%, 12/01/11                                     A     12/01 at 103       3,244,929


   PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,000,000   City of Houston, Texas, Airport System Subordinate
                    Lien, Revenue Bonds, 8.000%, 7/01/08 (Alternative
                    Minimum Tax)                                               A  7/98 at 102 1/2     $ 1,064,000
       5,000,000   City of Houston, Texas, Airport System Subordinate
                    Lien Revenue Bonds, Series 1991A, 6.750%, 7/01/21
                    (Alternative Minimum Tax)                                Aaa      7/01 at 102       5,341,850
       1,760,000   Houston Housing Finance Corporation, Single Family
                    Mortgage Revenue Refunding Bonds, Series 1993A,
                    5.950%, 12/01/10                                         Aaa      6/03 at 102       1,787,069
       4,000,000   City of Houston, Texas, Water and Sewer System,
                    Junior Lien Revenue Refunding Bonds, Series
                    1991C, 6.375%, 12/01/17                                  Aaa     12/01 at 102       4,230,560
       1,000,000   City of Houston, Texas, Water and Sewer System,
                    Prior Lien Revenue Refunding Bonds, Series 1992B,
                    6.375%, 12/01/14                                           A     12/02 at 102       1,048,830
         800,000   City of Laredo, Texas (Webb County), Combination
                    Tax and Waterworks System, Revenue Certificates
                    of Obligation, Series 1994, 5.625%, 8/15/11              Aaa      8/04 at 100         810,760
       1,125,000   City of Laredo, Texas (Webb County), International
                    Toll Bridge System, Revenue Bonds, Series 1996,
                    5.700%, 10/01/10                                         Aaa     10/06 at 100       1,156,118
       1,850,000   Lubbock Health Facilities Development Corporation,
                    Hospital Revenue Bonds (Methodist Hospital,
                    Lubbock, Texas Project), 5.500%, 12/01/14                Aaa     12/03 at 102       1,753,264
       1,500,000   Matagorda County Navigation District Number
                    One (Texas), Pollution Control Revenue Refunding
                    Bonds (Central Power and Light Company Project),
                    Series 1993, 6.000%, 7/01/28                              A-      7/03 at 102       1,503,150
       1,800,000   Matagorda County, Navigation District Number One
                    (Texas), Collateralized Pollution Control Revenue
                    Bonds (Houston Lighting and Power Company
                    Project Series 1989A, 7.875%, 2/01/19 (Alternative
                    Minimum Tax)                                               A      2/98 at 102       1,887,588
       5,750,000   Midland County Hospital District, Hospital Revenue
                    Bonds, Series 1992, 0.000%, 6/01/11                      BBB     No Opt. Call       2,332,143
       1,000,000   North Central Texas Health Facilities Development
                    Corporation, Hospital Revenue Bonds (Presbyterian
                    Healthcare System Project), Series 1996-A,
                    5.750%, 6/01/26                                          Aaa      6/06 at 102         986,650
       2,500,000   North Texas Higher Educational Authority, Inc.
                    Student Loan Revenue Bonds, Series 1993C,
                    6.100%, 4/01/08 (Alternative Minimum Tax)                 Aa      4/03 at 102       2,519,725
       1,500,000   North Texas Municipal Water District, Regional
                    Solid Waste Disposal System, Refunding and
                    Improvement Revenue Bonds, Series 1993,
                    5.250%, 9/01/12                                          Aaa      9/03 at 100       1,471,005


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,085,000   Port Arthur Housing Finance Corporation, Single
                    Family Mortgage Revenue Refunding Bonds,
                    Series 1992, 8.700%, 3/01/12                               A      9/02 at 103     $ 1,190,516
       4,500,000   Port of Corpus Christi Authority of Nueces County
                    (Texas), Pollution Control Revenue Bonds (Hoechst
                    Celanese Corporation), Series 1992,
                     6.875%, 4/01/17 (Alternative Minimum Tax)                A+      4/02 at 102       4,804,380
       2,000,000   City of San Antonio, Texas, Electric and Gas Systems
                    Revenue Refunding Bonds, New Series 1992,
                    5.000%, 2/01/17                                          Aa1      2/02 at 101       1,813,160
       4,580,000   City of San Antonio, Texas, Hotel Occupancy Tax
                    Revenue Bonds (Henry B Gonzalez Convention
                    Center Project), 5.700%, 8/15/26                         Aaa      8/06 at 102       4,512,308
       4,500,000   City of San Antonio, Texas, Water System Revenue
                    Refunding Bonds, Series 1992,  6.500%, 5/15/10           Aaa      5/02 at 102       4,882,500
       1,825,000   Socorro Independent School District (El Pasco,
                    County, Texas), Unlimited Tax School Building
                    Bonds, Series 1996,  5.750%, 2/15/21                     Aaa      2/06 at 100       1,821,405
       2,500,000   Tarrant County Water Control and Improvement
                    District Number One (Tarrant County, Texas),
                    Water Revenue Refunding and Improvement Bonds,
                    Series 1992, 5.750%, 3/01/13 (Pre-refunded
                    to 3/01/01)                                              Aaa      3/01 at 100       2,622,400
       2,500,000   City of Terrell Hills, Texas, Higher Education
                    Facilities Corporation, Higher Education Revenue
                    and Refunding Bonds (Incarnate Word College
                    Project), Series 1993, 5.750%, 3/15/13                   AAA  3/03 at 101 1/2       2,494,600
       5,400,000   Travis County Health Facilities Development
                    Corporation, Hospital Revenue Bonds (Daughters
                    of Charity National Health System - Daughters of
                    Charity Health Services of Austin), Series 1993B,
                    6.000%, 11/15/22                                          Aa     11/03 at 102       5,441,418
       3,310,000   Travis County Housing Finance Corporation (Texas),
                    Residential Mortgage Bonds (GNMA and FNMA
                    Mortgage-Backed Securities Program), Senior Bonds,
                    Series 1991A, 7.050%, 12/01/25                           AAA     12/01 at 103       3,522,204
       1,445,000   Tyler Junior College District (Smith and Van Zanlt
                    Counties, Texas), Combined Fee Improvement
                    Revenue and Refunding Bonds, Series 1994,
                    5.900%, 8/15/13                                          Aaa      8/04 at 100       1,483,017
       2,000,000   Board of Regents of The University of Houston
                    System, Consolidated Revenue Bonds, Series 1995,
                    6.000%, 2/15/17                                          Aaa      2/05 at 100       2,049,200
       1,850,000   Victoria Housing Finance Corporation, Single Family
                    Mortgage Revenue Refunding Bonds, Series 1995,
                    8.125%, 1/01/11                                          Aaa     No Opt. Call       1,993,097


  PRINCIPAL                                                                           OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,500,000   City of Weatherford, Texas (Parker County), Utility
                    System Revenue Bonds, Series 1994,
                    5.700%, 9/01/13                                          Aaa      9/04 at 100     $ 1,513,230
       1,225,000   Weslaco Independent School District Permanent
                    School Fund Guarantee, Series 1996 General
                    Obligation Refunding Bonds, 5.700%, 2/15/15              Aaa      2/06 at 100       1,233,991
------------------------------------------------------------------------------------------------------------------
    $206,910,000   Total Investments - (cost $198,126,735) - 98.1%                                    208,503,822
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.3%
      $  600,000   Harris County Health Facilities Development
=================   Corporation, Hospital Revenue Bonds (The
                    Methodist Hospital), Series 1994, Variable Rate
                    Demand Bonds, 3.650%, 12/01/25+                         A-1+                          600,000
------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.6%                                                 3,340,719
------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $212,444,541
==================================================================================================================


                                                                        NUMBER OF       MARKET          MARKET
                      STANDARD & POOR'S                  MOODY'S        SECURITIES      VALUE          PERCENT


  SUMMARY OF                         AAA                      Aaa            51     $124,552,034          60%
  RATINGS*                  AA+, AA, AA-        Aa1, Aa, Aa2, Aa3            11       26,851,126          13
  PORTFOLIO OF                        A+                       A1             3        7,930,970           4
  INVESTMENTS                      A, A-                A, A2, A3            15       35,088,297          16
  (EXCLUDING             BBB+, BBB, BBB-    Baa1, Baa, Baa2, Baa3             5       13,737,734           6
  TEMPORARY                    Non-rated                Non-rated             1          343,661           1
  INVESTMENTS):
----------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       86     $208,503,822        100%
================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


STATEMENT OF NET ASSETS
(Unaudited)

                                                                              NAZ          NUM            NMP             NUO


ASSETS
Investments in municipal securities, at market
   value (note 1)                                                        $ 92,087,369   $249,464,887   $162,879,338   $222,815,442
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                                     400,000      1,000,000      2,300,000        800,000
Cash                                                                          160,185           --             --          234,669
Receivables:
   Interest                                                                   691,108      3,932,443      2,131,335      2,788,370
   Investments sold                                                            35,000           --             --            5,000
Other assets                                                                    2,643          5,708          3,913         11,362
                                                                         ------------   ------------   ------------   ------------
     Total assets                                                          93,376,305    254,403,038    167,314,586    226,654,843
                                                                         ------------   ------------   ------------   ------------

LIABILITIES
Cash overdraft                                                                   --           79,720        144,508           --
Payable for investments purchased                                                --             --             --          986,001
Accrued expenses:
   Management fees (note 6)                                                    51,267        138,220         91,311        122,814
   Other                                                                       38,834         67,854         78,253         86,486
Preferred share dividends payable                                               2,465          7,342          9,778         12,185
Common share dividends payable                                                288,937        894,172        506,727        742,100
                                                                         ------------   ------------   ------------   ------------
     Total liabilities                                                        381,503      1,187,308        830,577      1,949,586
                                                                         ------------   ------------   ------------   ------------
Net assets (note 7)                                                      $ 92,994,802   $253,215,730   $166,484,009   $224,705,257
                                                                         ============   ============   ============   ============

Preferred shares, at liquidation value                                   $ 30,000,000   $ 80,000,000   $ 56,000,000   $ 77,000,000
                                                                         ============   ============   ============   ============

Preferred shares outstanding                                                    1,200          3,200          2,240          3,080
                                                                         ============   ============   ============   ============

Common shares outstanding                                                   4,280,555     11,247,450      7,677,686      9,276,249
                                                                         ============   ============   ============   ============

Netasset value per Common share outstanding
   (net assets less Preferred
   shares at liquidation value,
   divided by Common shares outstanding)                                 $      14.72   $      15.40   $      14.39   $      15.92
                                                                         ============   ============   ============   ============

   See accompanying notes to financial statements.



                                                                        NTX


ASSETS
Investments in municipal securities, at market
   value (note 1)                                                   $208,503,822
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                                600,000
Cash                                                                     357,507
Receivables:
   Interest                                                            3,878,071
   Investments sold                                                       15,438
Other assets                                                               7,198
                                                                    ------------
     Total assets                                                    213,362,036
                                                                    ------------

LIABILITIES
Cash overdraft                                                              --
Payable for investments purchased                                           --
Accrued expenses:
   Management fees (note 6)                                              116,140
   Other                                                                  56,738
Preferred share dividends payable                                         12,007
Common share dividends payable                                           732,610
                                                                    ------------
     Total liabilities                                                   917,495
                                                                    ------------
Net assets (note 7)                                                 $212,444,541
                                                                    ============

Preferred shares, at liquidation value                              $ 69,000,000
                                                                    ============

Preferred shares outstanding                                               2,760
                                                                    ============

Common shares outstanding                                              9,392,432
                                                                    ============

Netasset value per Common share
   outstanding (net assets less Preferred
   shares at liquidation value, divided by
   Common shares outstanding)                                       $      15.27
                                                                    ============

See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Six months ended January 31, 1997
(Unaudited)

                                                               NAZ          NUM           NMP           NUO


INVESTMENT INCOME
Tax-exempt interest income (note 1)                       $ 2,662,448   $ 7,683,994   $ 4,739,277    $ 6,652,273
                                                          -----------   -----------   -----------    -----------
Expenses:
   Management fees (note 6)                                   304,047       821,244       541,965        728,005
   Preferred shares--auction fees                              37,499        99,999        70,000         96,249
   Preferred shares--dividend disbursing agent fees             7,500         7,500        13,333         22,500
   Shareholders' servicing agent fees and expenses              3,738        17,504        12,068         18,713
   Custodian's fees and expenses                               19,956        27,919        23,116         26,978
   Directors'/Trustees' fees and expenses (note 6)                704         1,228           943          1,131
   Professional fees                                            8,766         9,253         7,159          8,526
   Shareholders' reports--printing and mailing expenses         5,507        30,362        22,723         26,734
   Stock exchange listing fees                                  8,121        12,280        12,975         16,433
   Investor relations expense                                   3,156         9,681         6,653          8,999
   Other expenses                                               6,155         9,922        10,590         10,108
                                                          -----------   -----------   -----------    -----------
     Total expenses                                           405,149     1,046,892       721,525        964,376
                                                          -----------   -----------   -----------    -----------
       Net investment income                                2,257,299     6,637,102     4,017,752      5,687,897
                                                          -----------   -----------   -----------    -----------

REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions
   (notes 1 and 3)                                              5,523       177,697       (15,513)        77,444
Net change in unrealized appreciation or depreciation
   of investments                                             849,572     1,532,044     1,746,138      2,032,193
                                                          -----------   -----------   -----------    -----------
       Net gain from investments                              855,095     1,709,741     1,730,625      2,109,637
                                                          -----------   -----------   -----------    -----------
Net increase in net assets from operations                $ 3,112,394   $ 8,346,843   $ 5,748,377    $ 7,797,534
                                                          ===========   ===========   ===========    ===========

See accompanying notes to financial statements.



                                                                       NTX


INVESTMENT INCOME
Tax-exempt interest income (note 1)                                 $ 6,500,896
                                                                    -----------
Expenses:
   Management fees (note 6)                                             689,310
   Preferred shares--auction fees                                        86,250
   Preferred shares--dividend disbursing agent fees                      15,000
   Shareholders' servicing agent fees and expenses                        8,338
   Custodian's fees and expenses                                         26,008
   Directors'/Trustees' fees and expenses (note 6)                        1,094
   Professional fees                                                      8,320
   Shareholders' reports--printing and mailing expenses                  21,168
   Stock exchange listing fees                                           12,053
   Investor relations expense                                             6,797
   Other expenses                                                         9,945
                                                                    -----------
     Total expenses                                                     884,283
                                                                    -----------
       Net investment income                                          5,616,613
                                                                    -----------

REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions
   (notes 1 and 3)                                                     (134,321)
Net change in unrealized appreciation or depreciation
   of investments                                                     2,139,865
                                                                    -----------
       Net gain from investments                                      2,005,544
                                                                    -----------
Net increase in net assets from operations                          $ 7,622,157
                                                                    ===========

See accompanying notes to financial statements.


STATEMENT OF CHANGES
IN NET ASSETS
(Unaudited)

                                                                                 NAZ                               NUM

                                                                 Six months ended   Year ended     Six months ended    Year ended
                                                                      1/31/97          7/31/96          1/31/97          7/31/96


OPERATIONS
Net investment income                                             $   2,257,299    $   4,505,540    $   6,637,102    $  13,315,397
Net realized gain (loss) from investment transactions
   (notes 1 and 3)                                                        5,523           54,640          177,697          208,789
Net change in unrealized appreciation or depreciation
   of investments                                                       849,572        1,535,012        1,532,044        2,733,144
                                                                  -------------    -------------    -------------    -------------
     Net increase in net assets from operations                       3,112,394        6,095,192        8,346,843       16,257,330
                                                                  -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                             (1,733,626)      (3,403,044)      (5,370,455)     (10,639,239)
     Preferred shareholders                                            (478,557)      (1,031,544)      (1,331,387)      (2,634,651)
From accumulated net realized gains from investment
transactions:
     Common shareholders                                                   --               --           (270,793)        (756,492)
     Preferred shareholders                                                --               --            (65,600)        (208,288)
In excess of net realized gains:
     Common shareholders                                                   --               --               --               --
     Preferred shareholders                                                --               --               --               --
                                                                  -------------    -------------    -------------    -------------
   Decrease in net assets from distributions
     to shareholders                                                 (2,212,183)      (4,434,588)      (7,038,235)     (14,238,670)
                                                                  -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                       --               --            874,134        1,107,040
                                                                  -------------    -------------    -------------    -------------
Net increase in net assets derived from capital
   share transactions                                                      --               --            874,134        1,107,040
                                                                  -------------    -------------    -------------    -------------
     Net increase in net assets                                         900,211        1,660,604        2,182,742        3,125,700
Net assets at beginning of period                                    92,094,591       90,433,987      251,032,988      247,907,288
                                                                  -------------    -------------    -------------    -------------
Net assets at end of period                                       $  92,994,802    $  92,094,591    $ 253,215,730    $ 251,032,988
                                                                  =============    =============    =============    =============

Balance of undistributed net investment income at
   end of period                                                  $     246,311    $     201,195    $     528,063    $     592,803
                                                                  =============    =============    =============    =============

See accompanying notes to financial statements.


                                                                               NMP                                 NUO

                                                                Six months ended    Year ended      Six months ended    Year ended
                                                                      1/31/97          7/31/96           1/31/97          7/31/96


OPERATIONS
Net investment income                                             $   4,017,752    $   8,038,253    $   5,687,897    $  11,313,562
Net realized gain (loss) from investment transactions
   (notes 1 and 3)                                                      (15,513)          (8,455)          77,444         (201,089)
Net change in unrealized appreciation or depreciation
   of investments                                                     1,746,138        3,077,375        2,032,193        3,376,371
                                                                  -------------    -------------    -------------    -------------
     Net increase in net assets from operations                       5,748,377       11,107,173        7,797,534       14,488,844
                                                                  -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                             (3,040,365)      (5,919,781)      (4,448,277)      (8,787,207)
     Preferred shareholders                                            (911,740)      (1,913,660)      (1,242,393)      (2,468,189)
From accumulated net realized gains from
investment transactions:
     Common shareholders                                                   --               --               --               --
     Preferred shareholders                                                --               --               --               --
In excess of net realized gains:
     Common shareholders                                                   --               --               --               --
     Preferred shareholders                                                --               --               --               --
                                                                  -------------    -------------    -------------    -------------
   Decrease in net assets from distributions
     to shareholders                                                 (3,952,105)      (7,833,441)      (5,690,670)     (11,255,396)
                                                                  -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                       --               --            447,583          582,118
                                                                  -------------    -------------    -------------    -------------
Net increase in net assets derived from capital
   share transactions                                                      --               --            447,583          582,118
                                                                  -------------    -------------    -------------    -------------
     Net increase in net assets                                       1,796,272        3,273,732        2,554,447        3,815,566
Net assets at beginning of period                                   164,687,737      161,414,005      222,150,810      218,335,244
                                                                  -------------    -------------    -------------    -------------
Net assets at end of period                                       $ 166,484,009    $ 164,687,737    $ 224,705,257    $ 222,150,810
                                                                  =============    =============    =============    =============

Balance of undistributed net investment income at
   end of period                                                  $     470,493    $     404,846    $     674,589    $     677,362
                                                                  =============    =============    =============    =============

See accompanying notes to financial statements.


                                                                                     NTX

                                                                      Six months ended    Year ended
                                                                          1/31/97          7/31/96


   OPERATIONS
   Net investment income                                               $   5,616,613    $  11,325,508
   Net realized gain (loss) from investment transactions
      (notes 1 and 3)                                                       (134,321)        (107,896)
   Net change in unrealized appreciation or depreciation
      of investments                                                       2,139,865        1,979,168
                                                                       -------------    -------------
        Net increase in net assets from operations                         7,622,157       13,196,780
                                                                       -------------    -------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                                               (4,395,658)      (8,899,833)
        Preferred shareholders                                            (1,204,776)      (2,485,682)
   From accumulated net realized gains from investment transactions:
        Common shareholders                                                     --           (270,977)
        Preferred shareholders                                                  --            (85,046)
   In excess of net realized gains:
        Common shareholders                                                     --            (72,545)
        Preferred shareholders                                                  --            (22,768)
                                                                       -------------    -------------
      Decrease in net assets from distributions
        to shareholders                                                   (5,600,434)     (11,836,851)
                                                                       -------------    -------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from Common shares issued to
      shareholders due to reinvestment of
distributions                                                                   --            138,670
                                                                       -------------    -------------
   Net increase in net assets derived from capital
      share transactions                                                        --            138,670
                                                                       -------------    -------------
        Net increase in net assets                                         2,021,723        1,498,599
   Net assets at beginning of period                                     210,422,818      208,924,219
                                                                       -------------    -------------
   Net assets at end of period                                         $ 212,444,541    $ 210,422,818
                                                                       =============    =============

   Balance of undistributed net investment income at
      end of period                                                    $     307,904    $     291,725
                                                                       =============    =============

See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
(Unaudited)

                          1. GENERAL INFORMATION AND SIGNIFICANT
                          ACCOUNTING POLICIES
                          At January 31, 1997, the state Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ), Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM), Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP), Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO) and Nuveen Texas Quality Income Municipal Fund (NTX).

                          Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      Portfolio securities for which market
                          quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a
                          trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At
                          January 31, 1997, NUO had an outstanding purchase commitment of $986,001. There were no such purchase commitments in any of the other Funds.

Interest Income           Interest income is determined on the basis of
                          interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes              The Funds intend to comply with the requirements of
                          the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and             Tax-exempt net investment income is declared as a
Distributions to          dividend monthly and payment is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually.
                          Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares          The Funds have issued and outstanding $25,000
                          stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set by the Auction Agent. The number of shares outstanding, by Series and in total, for each Fund, at January 31, 1997, were as follows:


                                        NAZ         NUM         NMP          NUO


Number of shares:
   Series M                             --          --           840         680
   Series Th                           1,200       3,200       1,400       1,400
   Series Th2                           --          --          --         1,000
                                       -----       -----       -----       -----

Total                                  1,200       3,200       2,240       3,080
                                       =====       =====       =====       =====


                                           NTX


Number of shares:
   Series M                                760
   Series Th                             2,000
   Series Th2                             --
                                         -----

Total                                    2,760
                                         =====


Derivative Financial     The Funds may engage in transactions in certain
Instruments              derivative financial instruments including futures,
                         forward, swap, and option contracts, and other financial instruments with similar characteristics.
                         Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended January 31, 1997.

Use of Estimates         The preparation of financial statements
                         in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                         2. FUND SHARES
                         Transactions in Common shares were as follows:


                                                                  NAZ                             NUM


                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        1/31/97         7/31/96         1/31/97         7/31/96


   Shares issued to shareholders due to reinvestment
      of distributions                                    --              --            55,759          70,927
                                                        ------          ------          ------          ------
   Net increase                                           --              --            55,759          70,927
                                                        ======          ======          ======          ======


                                                                  NMP                             NUO

                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        1/31/97         7/31/96         1/31/97        7/31/96


   Shares issued to shareholders due to reinvestment
      of distributions                                    --              --            27,595          31,404
                                                        ------          ------          ------          ------
   Net increase                                           --              --            27,595          31,404
                                                        ======          ======          ======          ======


                                       NTX

                                                   Six months ended   Year ended
                                                        1/31/97         7/31/96


   Shares issued to shareholders due to reinvestment
      of distributions                                     --             6,593
                                                        ------          ------
   Net increase                                            --             6,593
                                                        ======          ======


                          3. SECURITIES TRANSACTIONS
                          Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended January 31, 1997, were as follows:


                                                          NAZ             NUM             NMP             NUO


   PURCHASES
   Investments in municipal securities                $4,533,500      $12,964,746      $  --          $16,464,885
   Temporary municipal investments                     5,100,000        5,700,000      2,300,000        5,700,000
   SALES AND MATURITIES
   Investments in municipal securities                 4,519,485       12,442,785      1,497,600       14,300,494
   Temporary municipal investments                     4,900,000        8,600,000        500,000        6,000,000
                                                      ==========      ===========     ==========      ===========


                                                          NTX


   PURCHASES
   Investments in municipal securities                $19,544,515
   Temporary municipal investments                      8,300,000
   SALES AND MATURITIES
   Investments in municipal securities                 20,042,407
   Temporary municipal investments                      8,000,000
                                                      ===========


                          At January 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                          At July 31, 1996, the Funds' last fiscal year end, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:


                                                          NAZ             NMP             NUO


   Expiration year:
      2002                                            $   --          $  347,424      $1,566,076
      2003                                             1,426,173         627,148          16,493
      2004                                                --           1,807,234         622,243
                                                      ----------      ----------      ----------
   Total                                              $1,426,173      $2,781,806      $2,204,812
                                                      ===========     ===========     ===========


                          4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
                          On February 3, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid March 3, 1997, to shareholders of record on February 15, 1997, as follows:


                                                          NAZ             NUM             NMP             NUO


   Dividend per share                                   $.0690          $.0795          $.0670          $.0800
                                                        ======          ======          ======          ======


                                                          NTX


   Dividend per share                                   $.0780
                                                        ======


                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 1997, were as follows:


                                                          NAZ             NUM             NMP             NUO


   Gross unrealized:
      Appreciation                                    $4,984,981      $15,967,266     $5,758,042      $9,983,769
      Depreciation                                       (23,760)         (34,918)      (258,574)       (347,059)
                                                      ----------     ------------     ----------      ----------
   Net unrealized appreciation                        $4,961,221      $15,932,348     $5,499,468      $9,636,710
                                                      ===========     ===========     ===========     ===========


                                                          NTX


   Gross unrealized:
      Appreciation                                    $10,579,119
      Depreciation                                       (202,032)
                                                      -----------
   Net unrealized appreciation                        $10,377,087
                                                     ============


                          6. MANAGEMENT FEE AND OTHER TRANSACTIONS
                          WITH AFFILIATES
                          Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:


   Average daily net asset value                          Management fee


   For the first $125,000,000                               .65 of 1%
   For the next $125,000,000                              .6375 of 1
   For the next $250,000,000                               .625 of 1
   For the next $500,000,000                              .6125 of 1
   For the next $1,000,000,000                               .6 of 1
   For net assets over $2,000,000,000                     .5875 of 1


                          The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                          7. COMPOSITION OF NET ASSETS At January 31, 1997, net assets consisted of:


                                                          NAZ             NUM             NMP             NUO


Preferred shares, $25,000 stated value per share, at
   liquidation value                                   $  30,000,000    $  80,000,000   $  56,000,000    $  77,000,000
Common shares, $.01 par value per share                       42,806          112,475          76,777           92,762
Paid-in surplus                                           59,162,933      156,594,179     107,234,590      139,685,085
Balance of undistributed net investment income               246,311          528,063         470,493          674,589
Accumulated net realized gain (loss) from investment
   transactions                                           (1,418,469)          48,665      (2,797,319)      (2,383,889)
In excess of net realized gains                                 --               --              --               --
Net unrealized appreciation of investments                 4,961,221       15,932,348       5,499,468        9,636,710
                                                       -------------    -------------   -------------    -------------
   Net assets                                          $  92,994,802    $ 253,215,730   $ 166,484,009    $ 224,705,257
                                                       =============    =============   =============    =============

Authorized shares:
   Common                                                200,000,000      200,000,000     200,000,000      200,000,000
   Preferred                                               1,000,000        1,000,000       1,000,000        1,000,000
                                                       =============    =============   =============    =============


                                                              NTX


   Preferred shares, $25,000 stated value per share, at
      liquidation value                                   $ 69,000,000
   Common shares, $.01 par value per share                      93,924
   Paid-in surplus                                         133,003,155
   Balance of undistributed net investment income              307,904
   Accumulated net realized gain (loss) from
      investment transactions                                 (242,216)
   In excess of net realized gains                             (95,313)
   Net unrealized appreciation of investments               10,377,087
                                                          ------------
      Net assets                                          $212,444,541
                                                          ============

   Authorized shares:
      Common                                                 Unlimited
      Preferred                                              Unlimited
                                                          ============


                          8. INVESTMENT COMPOSITION
                          Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At January 31, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

C

                                                          NAZ            NUM             NMP              NUO


Revenue Bonds:
   Health Care Facilities                                 11%            15%              21%              17%
   Pollution Control Facilities                            6              8               15                7
   Housing Facilities                                      5             12               13                8
   Water / Sewer Facilities                               12              4                8               13
   Educational Facilities                                  4              3                5               13
   Electric Utilities                                      5              3                8                2
   Transportation                                          6              1                1                3
   Lease Rental Facilities                                 5              4                2                4
   Other                                                   6              4                7                2
General Obligation Bonds                                  22             27               18               19
Escrowed Bonds                                            18             19                2               12
                                                         ---            ---              ---              ---
                                                         100%           100%             100%             100%
                                                         ===            ===              ===              ===


                                                          NTX


Revenue Bonds:
   Health Care Facilities                                 13%
   Pollution Control Facilities                           17
   Housing Facilities                                     11
   Water / Sewer Facilities                                6
   Educational Facilities                                 11
   Electric Utilities                                      3
   Transportation                                          6
   Lease Rental Facilities                                 2
   Other                                                   4
General Obligation Bonds                                  13
Escrowed Bonds                                            14
                                                         ---
                                                         100%
                                                         ===


                          Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (63% for NAZ, 62% for NUM, 50% for NMP, 56% for NUO and 53% for NTX). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                          Certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (100% for NAZ, 100% for NUM, 91% for NMP, 100% for NUO and 100% for NTX).

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                        Dividends from tax-exempt
                                         Operating performance           net investment income

                                                        Net
                                                        realized &
                           Net asset     Net            unrealized
                           value         invest-        gain (loss)      To             To
                           beginning     ment           from invest-     Common         Preferred
                           of period     income         ments            shareholders   shareholders+

NAZ


Six months ended
         1/31/97           $14.510       $ .528         $  .199          $ (.405)       $(.112)
Year ended 7/31,
         1996               14.120        1.053            .373            (.795)        (.241)
         1995               13.610        1.065            .491            (.780)        (.266)
         1994               14.490        1.067           (.835)           (.789)        (.257)
11/19/92 to
         7/31/93            14.050         .524            .694            (.420)        (.114)

NUM


Six months ended
         1/31/97           15.280         .590           .158             (.477)         (.119)
Year ended 7/31,
         1996              15.100        1.193           .264             (.954)         (.236)
         1995              15.020        1.212           .183             (.999)         (.259)
         1994              15.850        1.210          (.817)           (1.051)         (.172)
         1993              15.230        1.205           .583             (.970)         (.172)
2 mos. ended
         7/31/92           14.290         .201           .923             (.151)         (.033)
10/17/91 to
         5/31/92           14.050         .473           .402             (.378)         (.067)

NMP


Six months ended
         1/31/97           14.160         .524           .221             (.396)         (.119)
Year ended 7/31,
         1996              13.730        1.047           .409             (.777)         (.249)
         1995              13.460        1.042           .305             (.801)         (.276)
         1994              14.470        1.033         (1.015)            (.810)         (.170)
12/17/92 to
         7/31/93           14.050         .405           .622             (.338)         (.054)


                       Distributions from capital gains
                                                                                        Per
                                                        Organization                    Common
                                                        and offering                    share
                                                        costs and                       market
                           To            To             Preferred share  Net asset      value
                           Common        Preferred      underwriting     value end      end of
                           shareholders  shareholders+  discounts        of period      period

NAZ


Six months ended
         1/31/97           $ --          $ --           $ --             $14.720        $14.125
Year ended 7/31,
         1996                --            --             --              14.510         13.875
         1995                --            --             --              14.120         13.625
         1994              (.053)        (.013)           --              13.610         13.125
11/19/92 to
         7/31/93             --            --           (.244)            14.490         15.750

NUM


Six months ended
         1/31/97           (.026)        (.006)            --            15.400         15.625
Year ended 7/31,
         1996              (.068)        (.019)            --            15.280         15.500
         1995              (.049)        (.008)            --            15.100         14.875
         1994                --            --              --            15.020         15.250
         1993              (.022)        (.004)            --            15.850         16.000
2 mos. ended
         7/31/92             --            --              --            15.230         15.500
10/17/91 to
         5/31/92             --            --            (.190)          14.290         15.125

NMP


Six months ended
         1/31/97            --            --               --            14.390         12.750
Year ended 7/31,
         1996               --            --               --            14.160         12.875
         1995               --            --               --            13.730         12.000
         1994             (.040)        (.008)             --            13.460         12.500
12/17/92 to
         7/31/93            --            --             (.215)          14.470         15.000


                                                                       Ratios/Supplemental data

                           Total
                           invest-                                                      Ratio of
                           ment                                                         net
                           return        Total          Net assets       Ratio of       investment
                           on            return on      end of           expenses       income          Portfolio
                           market        net asset      period (in       to average     to average      turnover
                           value**       value**        thousands)       net assets++   net assets++    rate


NAZ
Six months ended
         1/31/97            4.81%        4.27%          $ 92,995         .87%*          4.82%*           5%
Year ended 7/31,
         1996               7.83         8.48             92,095         .90            4.88            15
         1995              10.42         9.98             90,434         .86            5.21            11
         1994             (11.66)        (.43)            88,263         .84            4.97            21
11/19/92 to
         7/31/93            7.92         6.19             91,363         .91*           4.22*           40

NUM


Six months ended
         1/31/97            4.07         4.10           253,216          .82*           5.20*            5
Year ended 7/31,
         1996              11.32         8.07           251,033          .83            5.29            15
         1995               4.77         8.02           247,907          .84            5.54            18
         1994               1.82         1.33           246,082          .85            5.27             4
         1993               9.97        11.09           253,881          .88            5.36             6
2 mos. ended
         7/31/92            3.51         7.69           244,930          .85*           5.45*           --
10/17/91 to
         5/31/92            3.38         4.46           234,439          .82*           4.54*            1

NMP


Six months ended
         1/31/97            2.08         4.45           166,484          .86*           4.79*           --
Year ended 7/31,
         1996              14.00         8.88           164,688          .87            4.87            17
         1995               2.59         8.45           161,414         1.01            5.02            32
         1994             (11.43)       (1.27)          100,888          .94            4.82            17
12/17/92 to
         7/31/93            2.25         5.44           105,494          .92*           3.73*           15


See notes on page 70.


FINANCIAL HIGHLIGHTS
(Unaudited)


SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          Dividends from tax-exempt
                                           Operating performance          net investment income

                                                           Net
                                                           realized &
                           Net asset       Net             unrealized
                           value           invest-         gain (loss)    To              To
                           beginning       ment            from invest-   Common          Preferred
                           of period       income          ments          shareholders    shareholders+

NUO


Six months ended
         1/31/97          $15.690         $ .613          $ .231         $ (.480)        $(.134)
Year ended 7/31,
         1996              15.330          1.227            .354           (.953)         (.268)
         1995              14.840          1.220            .514           (.945)         (.299)
         1994              15.720          1.193           (.830)         (1.027)         (.175)
         1993              15.020          1.175            .697           (.925)         (.194)
2 mos. ended
         7/31/92           14.070           .197            .935           (.146)         (.036)
10/17/91 to
         5/31/92           14.050           .464            .261           (.365)         (.071)

NTX


Six months ended
         1/31/97           15.060           .598            .208           (.468)         (.128)
Year ended 7/31,
         1996              14.910          1.207            .204           (.948)         (.265)
         1995              14.530          1.215            .428           (.980)         (.283)
         1994              15.410          1.206           (.820)         (1.062)         (.174)
         1993              15.090          1.204            .304           (.973)         (.181)
2 mos. ended
         7/31/92           14.190           .203            .883           (.151)         (.035)
10/17/91 to
         5/31/92           14.050           .494            .309           (.378)         (.067)


                           Distributions from capital gains
                                                                                          Per
                                                           Organization                   Common
                                                           and offering                   share
                                                           costs and                      market
                           To              To              Preferred share  Net asset     value
                           Common          Preferred       underwriting     value end     end of
                           shareholders    shareholders+   discounts        of period     period

NUO


Six months ended
         1/31/97           $ --            $ --            $ --           $15.920         $16.500
Year ended 7/31,
         1996                --              --              --            15.690          16.000
         1995                --              --              --            15.330          15.125
         1994              (.034)          (.007)            --            14.840          15.125
         1993              (.042)          (.011)            --            15.720          15.750
2 mos. ended
         7/31/92             --              --              --            15.020          15.250
10/17/91 to
         5/31/92             --              --             (.269)         14.070          15.000

NTX


Six months ended
         1/31/97             --              --              --              15.270        15.000
Year ended 7/31,
         1996              (.037)+++       (.011)+++         --              15.060        14.875
         1995                --              --              --              14.910        13.875
         1994              (.026)          (.004)            --              14.530        14.750
         1993              (.028)          (.006)            --              15.410        15.875
2 mos. ended
         7/31/92             --              --              --              15.090        15.375
10/17/91 to
         5/31/92             --              --             (.218)           14.190        14.875


                                                                     Ratios/Supplemental data

                           Total
                           invest-                                                        Ratio of
                           ment                                                           net
                           return          Total           Net assets     Ratio of        investment
                           on              return on       end of         expenses        income        Portfolio
                           market          net asset       period (in     to average      to average    turnover
                           value**         value**         thousands)     net assets++    net assets++  rate
NUO


Six months ended
         1/31/97            6.20%          4.56%           $224,705       .85%*           5.03%*         6%
Year ended 7/31,
         1996               12.39          8.68             222,151       .87             5.09          19
         1995                6.80         10.16             218,335       .94             5.24          19
         1994                2.72          1.06             101,335       .94             5.09           2
         1993                9.89         11.64             104,507      1.00             5.13          23
2 mos. ended
         7/31/92             2.66          7.84             100,696      1.00*            5.25*          5
10/17/91 to
         5/31/92             2.43          2.79              96,465       .89*            4.40*          4

NTX


Six months ended
         1/31/97            4.04           4.54            212,445        .83*            5.25*          9
Year ended 7/31,
         1996              14.60           7.72            210,423        .83             5.36          17
         1995               1.14           9.89            208,924        .91             5.54           8
         1994               (.27)          1.28            153,724        .86             5.43          10
         1993              10.24           9.19            159,329        .89             5.49           6
2 mos. ended
         7/31/92            4.44           7.46            156,031        .86*            5.60*          4
10/17/91 to
         5/31/92            1.68           3.74            149,694        .86*            5.65*         --

* Annualized.
** Total  Investment  Return on Market Value is the  combination  of  reinvested dividend income, reinvested capital gains distributions,  if any, and changes in stock price per share.  Total  Return on Net Asset Value is the  combination  of reinvested dividend income, reinvested capital gains distributions,  if any, and changes in net asset value per share.
+ The  amounts  shown are based on Common share  equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.
+++ The amounts shown include distributions in excess of capital  gains  of
$.008  for  Common  shareholders  and  $.002  for  Preferred shareholders.

Your
investment
partner

Photographic image of John Nuveen Sr., founder of Nuveen.

For nearly 100 years, Nuveen has earned
its reputation as a tax-free income specialist.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

FSA-1-1.97